UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08234

TIFF Investment Program
(Exact name of registrant as specified in charter)

170 N. Radnor Chester Road, Suite 300, Radnor, PA	19087
(Address of principal executive offices)	(Zip code)

Richard J. Flannery, President and Chief Executive Officer 170 N. Radnor Chester Road, Suite 300, Radnor, PA 19087
(Name and address of agent for service)

Registrant's telephone number, including area code:	(610) 684-8000

Date of fiscal year end:	12/31/2015

Date of reporting period:	03/31/2015

Item 1. Schedule of Investments.

The schedule of investments for the period ending March 31, 2015 is filed herewith.

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*
March 31, 2015

	Number of
	Shares	Value

Investments — 101.3% of net assets

Common Stocks — 50.0%

US Common Stocks — 23.3%

Aerospace & Defense — 0.2%
Boeing Co. (The)	2,700	$405,216
Esterline Technologies Corp. (a)	38,182	4,368,785
General Dynamics Corp.	5,710	775,018
Lockheed Martin Corp.	9,900	2,009,304
Northrop Grumman Corp.	14,600	2,350,016
		9,908,339
Air Freight & Logistics — 0.2%
FedEx Corp.	61,200	10,125,540

Airlines — 0.9%
American Airlines Group, Inc.	49,596	2,617,677
AMR Corp. (a) (b) (c) (d)	260,322	531,057
Delta Air Lines, Inc.	698,905	31,422,769
SkyWest, Inc.	440,897	6,441,505
Southwest Airlines Co.	54,400	2,409,920
United Continental Holdings, Inc. (a)	103,675	6,972,143
		50,395,071
Automobiles — 0.0%
General Motors Co.	65,900	2,471,250

Beverages — 0.2%
Constellation Brands, Inc., Class A (a)	58,308	6,775,973
Dr Pepper Snapple Group, Inc.	28,700	2,252,376
Monster Beverage Corp. (a)	18,200	2,518,789
		11,547,138
Biotechnology — 0.1%
Biogen Idec, Inc. (a)	6,800	2,871,232
Celgene Corp. (a)	11,200	1,291,136
Gilead Sciences, Inc. (a)	33,500	3,287,355
		7,449,723
Building Products — 0.1%
USG Corp. (a)	277,000	7,395,900

Capital Markets — 0.7%
Ameriprise Financial, Inc.	11,000	1,439,240

1

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*
March 31, 2015

	Number of
	Shares	Value

Goldman Sachs Group, Inc. (The)	161,184	$30,297,756
Northern Trust Corp.	93,558	6,516,315
NorthStar Asset Management Group, Inc.	177,000	4,131,180
		42,384,491
Chemicals — 0.8%
Air Products & Chemicals, Inc.	61,066	9,238,065
Axiall Corp.	188,100	8,829,414
Calgon Carbon Corp.	346,100	7,292,327
CF Industries Holdings, Inc.	5,800	1,645,344
LyondellBasell Industries NV, Class A	17,600	1,545,280
Mosaic Co. (The)	206,500	9,511,390
WR Grace & Co. (a)	70,491	6,969,445
		45,031,265
Commercial Banks — 0.6%
Huntington Bancshares Inc.	52,000	574,600
Wells Fargo & Co.	579,008	31,498,035
		32,072,635
Commercial Services & Supplies — 0.2%
ADT Corp. (The)	232,985	9,673,537
Covanta Holding Corp.	80,010	1,794,625
KAR Auction Services, Inc.	57,713	2,189,054
		13,657,216
Computers & Peripherals — 0.3%
Apple, Inc.	73,500	9,145,605
EMC Corp.	199,377	5,096,076
Western Digital Corp.	21,900	1,993,119
		16,234,800
Construction & Engineering — 0.1%
KBR, Inc.	144,051	2,085,859
Layne Christensen Co. (a)	264,308	1,324,183
		3,410,042
Consumer Finance — 0.1%
American Express Co.	46,779	3,654,375

Containers & Packaging — 0.3%
Avery Dennison Corp.	185,286	9,803,482
Sealed Air Corp.	98,461	4,485,883
		14,289,365

2

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*
March 31, 2015

	Number of
	Shares	Value

Diversified Financial Services — 0.9%
Citigroup, Inc.	167,028	$8,605,283
CME Group, Inc.	23,263	2,203,239
JPMorgan Chase & Co.	574,642	34,811,812
Moody's Corp.	19,350	2,008,530
Voya Financial, Inc.	39,900	1,720,089
		49,348,953
Diversified Telecommunication Services — 0.4%
AT&T, Inc.	181,963	5,941,092
CenturyLink, Inc.	51,900	1,793,145
Level 3 Communications, Inc. (a)	278,180	14,977,211
Verizon Communications, Inc.	36,968	1,797,754
		24,509,202
Electric Utilities — 0.1%
Edison International	34,000	2,123,980
Entergy Corp.	13,600	1,053,864
		3,177,844
Electronic Equipment, Instruments & Components — 0.2%
Checkpoint Systems, Inc.	198,026	2,142,641
Corning, Inc.	103,400	2,345,112
Knowles Corp. (a)	463,694	8,935,384
		13,423,137
Energy Equipment & Services — 0.1%
Cameron International Corp. (a)	49,400	2,228,928
Ensco plc, Class A	66,700	1,405,369
Nabors Industries, Ltd.	128,700	1,756,755
		5,391,052
Food & Staples Retailing — 0.7%
Kroger Co. (The)	36,400	2,790,424
Smart & Final Stores, Inc. (a)	235,758	4,149,341
Sysco Corp.	255,431	9,637,411
Wal-Mart Stores, Inc.	301,444	24,793,769
		41,370,945
Food Products — 0.3%
Archer-Daniels-Midland Co.	30,500	1,445,700
Bunge, Ltd.	21,800	1,795,448
Ingredion, Inc.	60,556	4,712,468

3

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*
March 31, 2015

	Number of
	Shares	Value

Tyson Foods, Inc., Class A	188,656	$7,225,525
		15,179,141
Health Care Equipment & Supplies — 0.1%
Baxter International, Inc.	107,210	7,343,885

Health Care Providers & Services — 0.7%
Aetna, Inc.	23,110	2,461,908
AmerisourceBergen Corp.	22,700	2,580,309
Cardinal Health, Inc.	28,900	2,608,803
Catamaran Corp. (a)	6,500	387,010
CIGNA Corp.	17,400	2,252,256
Community Health Systems, Inc. (a)	41,981	2,194,767
Express Scripts Holding Co. (a)	30,900	2,681,193
HCA Holdings, Inc. (a)	20,030	1,506,857
Humana, Inc.	10,000	1,780,200
McKesson Corp.	12,000	2,714,400
UnitedHealth Group, Inc.	91,215	10,789,822
VCA Antech, Inc. (a)	124,943	6,849,375
		38,806,900
Health Care Technology — 0.2%
Allscripts Healthcare Solutions, Inc. (a)	711,117	8,504,959

Hotels, Restaurants & Leisure — 0.5%
Carnival Corp.	177,390	8,486,338
Darden Restaurants, Inc.	14,800	1,026,232
Jamba, Inc. (a)	11,960	175,932
McDonald's Corp.	53,800	5,242,272
Royal Caribbean Cruises, Ltd.	40,617	3,324,501
Wyndham Worldwide Corp.	19,800	1,791,306
Yum! Brands, Inc.	96,642	7,607,658
		27,654,239
Household Durables — 0.3%
D.R. Horton, Inc.	177,100	5,043,808
Toll Brothers, Inc. (a)	190,600	7,498,204
WCI Communities, Inc. (a)	115,800	2,773,410
Whirlpool Corp.	10,800	2,182,248
		17,497,670
Household Products — 0.1%
Procter & Gamble Co. (The)	74,784	6,127,801

Independent Power Producers & Energy Traders — 0.0%
AES Corp. (The)	113,600	1,459,760

4

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*
March 31, 2015

	Number of
	Shares	Value

Industrial Conglomerates — 0.1%
General Electric Co.	273,800	$6,792,978

Insurance — 0.5%
Allstate Corp. (The)	37,200	2,647,524
American International Group, Inc.	54,000	2,958,660
Assurant, Inc.	13,970	857,898
Everest Re Group, Ltd.	51,900	9,030,600
Lincoln National Corp.	14,100	810,186
Loews Corp.	215,000	8,778,450
Travelers Companies, Inc. (The)	23,700	2,562,681
		27,645,999
Internet & Catalog Retail — 0.4%
Amazon.com, Inc. (a)	44,132	16,421,517
Netflix, Inc. (a)	13,521	5,634,066
		22,055,583
Internet Software & Services — 0.2%
ChannelAdvisor Corp. (a)	237,502	2,301,394
LinkedIn Corp. (a)	26,756	6,685,254
VeriSign, Inc. (a)	26,900	1,801,493
WebMD Health Corp. (a)	65,225	2,859,138
		13,647,279
IT Services — 0.9%
Accenture plc, Class A	73,653	6,900,550
Computer Sciences Corp.	23,400	1,527,552
Genpact, Ltd. (a)	45,068	1,047,831
International Business Machines Corp. (IBM)	80,550	12,928,275
Lionbridge Technologies, Inc. (a)	513,895	2,939,479
Mastercard, Inc.	41,513	3,586,308
Visa, Inc., Class A	353,053	23,093,197
Western Union Co. (The)	119,100	2,478,471
		54,501,663
Life Sciences Tools & Services — 0.2%
PerkinElmer, Inc.	168,750	8,629,875

Machinery — 0.3%
Actuant Corp.	318,109	7,551,908
Ingersoll-Rand plc	61,640	4,196,451
Lindsay Corp.	91,600	6,984,500
		18,732,859

5

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*
March 31, 2015

	Number of
	Shares	Value

Media — 1.8%
Cablevision Systems Corp.	570,436	$10,438,979
Comcast Corp., Class A	563,807	31,838,181
Gray Television, Inc. (a)	394,303	5,449,268
Live Nation, Inc. (a)	243,338	6,139,418
McGraw-Hill Companies, Inc. (The)	25,200	2,605,680
News Corp., Class A (a)	74,700	1,195,947
Nexstar Broadcasting Group, Inc., Class A	82,579	4,725,170
Sinclair Broadcast Group, Inc.	448,675	14,092,882
Twenty-First Century Fox, Inc.	123,192	4,168,817
Walt Disney Co. (The)	230,161	24,141,587
		104,795,929
Metals & Mining — 0.3%
Alcoa, Inc.	86,200	1,113,704
Compass Minerals International, Inc.	70,800	6,599,268
Newmont Mining Corp.	124,971	2,713,120
TimkenSteel Corp.	233,255	6,174,260
		16,600,352
Multiline Retail — 0.1%
Kohl's Corp.	30,400	2,378,800
Macy's, Inc.	38,100	2,473,071
		4,851,871
Office Electronics — 0.0%
Xerox Corp.	156,300	2,008,455

Oil, Gas & Consumable Fuels — 0.8%
Chesapeake Energy Corp.	551,100	7,803,576
CONSOL Energy, Inc.	337,300	9,407,297
Exxon Mobil Corp.	9,000	765,000
Harvest Natural Resources, Inc. (a)	110,419	49,357
Marathon Petroleum Corp.	23,100	2,365,209
Murphy Oil Corp.	90,700	4,226,620
Peabody Energy Corp.	1,401,288	6,894,337
Phillips 66	11,900	935,340
Tesoro Corp.	25,000	2,282,250
Valero Energy Corp.	40,200	2,557,524
WPX Energy, Inc. (a)	820,500	8,968,065
		46,254,575
Paper & Forest Products — 0.0%
International Paper Co.	24,500	1,359,505

6

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*
March 31, 2015

	Number of
	Shares	Value

Pharmaceuticals — 0.4%
Merck & Co., Inc.	81,884	$4,706,692
Pfizer, Inc.	546,835	19,024,390
		23,731,082
Real Estate — 0.0%
CBRE Group, Inc. (a)	42,560	1,647,498

Real Estate Investment Trusts (REITs) — 4.7%
Alexander's, Inc.	27,645	12,622,154
American Tower Corp.	58,800	5,536,020
Brandywine Realty Trust	435,600	6,960,888
CareTrust, Inc.	32,200	436,632
CBL & Associates Properties, Inc.	1,285,800	25,458,840
Douglas Emmett, Inc.	330,800	9,861,148
Gramercy Property Trust, Inc.	279,875	7,856,091
HCP, Inc.	362,500	15,663,625
Highwoods Properties, Inc.	151,167	6,920,425
Lexington Realty Trust	94,400	927,952
Mid-America Apartment Communities, Inc.	143,200	11,065,064
National Health Investors, Inc.	51,200	3,635,712
NorthStar Realty Finance Corp.	1,211,700	21,956,004
Outfront Media, Inc.	804,803	24,079,706
Prologis, Inc.	586,600	25,552,296
PulteGroup, Inc.	285,000	6,335,550
Simon Property Group, Inc.	109,700	21,461,708
SL Green Realty Corp.	160,900	20,656,342
Starwood Property Trust, Inc.	306,309	7,443,309
Ventas, Inc.	209,900	15,326,898
Vornado Realty Trust	199,900	22,388,800
		272,145,164
Road & Rail — 0.0%
Union Pacific Corp.	12,400	1,343,044

Semiconductors & Semiconductor Equipment — 0.4%
Cabot Microelectronics Corp. (a)	97,200	4,857,084
Entegris, Inc. (a)	613,900	8,404,291
Intel Corp.	101,500	3,173,905
Lam Research Corp.	29,500	2,071,932
Micron Technology, Inc. (a)	67,500	1,831,275
SunEdison, Inc. (a)	195,472	4,691,328
		25,029,815
Software — 0.7%
Cadence Design Systems, Inc. (a)	352,970	6,508,767
Citrix Systems, Inc. (a)	35,100	2,241,837

7

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*
March 31, 2015

	Number of
	Shares	Value

Electronic Arts, Inc. (a)	32,900	$1,935,013
Microsoft Corp.	313,760	12,755,913
MicroStrategy, Inc., Class A (a)	38,708	6,549,007
Oracle Corp.	163,577	7,058,348
SolarWinds, Inc. (a)	83,514	4,279,257
Symantec Corp.	63,000	1,471,995
		42,800,137
Specialty Retail — 1.2%
Aaron's, Inc.	320,200	9,064,862
Ascena Retail Group, Inc. (a)	165,822	2,406,077
Best Buy Co., Inc.	16,300	615,977
Cabela's, Inc. (a)	164,500	9,208,710
CST Brands, Inc.	18,200	797,706
Destination XL Group, Inc. (a)	421,038	2,079,928
Dick's Sporting Goods, Inc.	153,226	8,732,350
L Brands, Inc.	210,013	19,802,126
Lowe's Companies, Inc.	7,400	550,486
Pep Boys-Manny Moe & Jack (The) (a)	452,580	4,353,819
Pier 1 Imports, Inc.	644,605	9,011,578
		66,623,619
Textiles, Apparel & Luxury Goods — 0.4%
Nike, Inc.	242,906	24,370,759

Thrifts & Mortgage Finance — 0.2%
Ladder Capital Corp., Class A (a)	225,893	4,181,279
Nationstar Mortgage Holdings, Inc. (a)	379,600	9,402,692
Washington Mutual, Inc. (a) (b) (c)	33,600	—
		13,583,971
Tobacco — 0.1%
Altria Group, Inc.	29,000	1,450,580
Lorillard, Inc.	34,900	2,280,715
Philip Morris International, Inc.	7,300	549,909
		4,281,204
Trading Companies & Distributors — 0.2%
NOW, Inc. (a)	175,659	3,801,261
W.W. Grainger, Inc.	22,431	5,289,454
		9,090,715
Total US Common Stocks (Cost $1,164,444,962)		1,342,346,569

8

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*
March 31, 2015

	Number of
	Shares	Value

Foreign Common Stocks — 26.7%

Australia — 0.8%
ALS, Ltd.	43,103	$161,814
Alumina, Ltd.	273,828	333,995
Amcor, Ltd.	8,162	87,086
Ansell, Ltd.	2,537	53,106
BHP Billiton, Ltd.	10,708	249,383
BlueScope Steel, Ltd.	65,704	208,154
Coca-Cola Amatil, Ltd.	62,785	514,533
Dexus Property Group - REIT	1,778,600	10,238,050
DuluxGroup, Ltd.	5,941	28,910
Fairfax Media, Ltd.	291,533	211,156
GUD Holdings, Ltd.	3,976	24,891
Iluka Resources, Ltd.	38,413	247,479
Metcash, Ltd.	124,279	146,101
Mineral Resources, Ltd.	518,800	2,651,104
Mirvac Group - REIT	3,684,600	5,626,898
Newcrest Mining, Ltd. (a)	897,466	9,097,601
Orica, Ltd.	16,420	249,175
Premier Investments, Ltd.	5,858	57,055
QBE Insurance Group, Ltd. - ASE Shares	296,406	2,933,364
SAI Global, Ltd.	40,773	128,145
Santos, Ltd.	16,170	87,220
Scentre Group	1,683,925	4,784,433
Sigma Pharmaceuticals, Ltd.	267,465	180,941
Stockland - REIT	835,200	2,854,246
Toll Holdings, Ltd.	22,480	151,362
Transpacific Industries Group, Ltd.	470,000	283,897
Westfield Corp. – REIT	907,405	6,582,812
		48,172,911
Austria — 0.2%
Andritz AG	4,887	292,244
CA Immobilien Anlagen AG (a)	543,500	10,200,241
Oesterreichische Post AG	10,266	505,546
Wienerberger AG	30,912	494,023
		11,492,054
Belgium — 0.1%
Ageas, Strip VVPR (a) (b)	1,966	2
Anheuser-Busch InBev NV	17,355	2,122,960
Telenet Group Holding NV (a)	15,576	857,000
		2,979,962
Brazil — 0.3%
B2W Cia Digital (a)	272,756	1,704,965
Brasil Pharma SA (a)	736,483	156,917
BrasilAgro - Co. Brasileira de Propriedades Agricolas (a) (b)	162,100	450,511

9

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*
March 31, 2015

	Number of
	Shares	Value

CCR SA	411,100	$2,099,585
Centrais Eletricas Brasileiras SA - ADR	9,413	19,767
EDP - Energias do Brasil SA	878,800	2,849,894
Grupo BTG Pactual (UNIT)	167,300	1,338,274
LPS Brasil Consultoria de Imoveis SA	433,300	699,188
MRV Engenharia e Participacoes SA	1,098,700	2,764,350
SLC Agricola SA	138,300	758,764
Totvs SA	223,200	2,552,616
		15,394,831
Canada — 1.1%
Air Canada (a)	249,186	2,437,657
Barrick Gold Corp.	747,756	8,195,406
Cameco Corp. - NYSE Shares	648,701	9,036,405
Centerra Gold, Inc.	849,972	4,147,351
Dominion Diamond Corp. (a)	138,974	2,375,066
Dream Global Real Estate Investment Trust - REIT	249,600	1,939,176
Dundee Corp., Class A (a)	239,865	2,221,481
Dundee Precious Metals, Inc. (a)	909,290	1,952,760
Eastern Platinum, Ltd. (a)	758,835	922,669
Gabriel Resources, Ltd. (a) (b)	1,962,000	588,654
Ivanhoe Mines, Ltd., Class A (a) (b)	3,946,543	2,866,701
Kinross Gold Corp. (a)	2,413,535	5,406,318
Kirkland Lake Gold, Inc. (a)	209,298	898,963
Lundin Gold, Inc. (a) (b)	900,000	2,693,143
Magna International, Inc.	39,400	2,114,204
Northern Dynasty Minerals Ltd. (a) (b)	202,302	78,109
NOVAGOLD Resources, Inc. (a)	787,514	2,331,041
Silver Standard Resources, Inc. (a)	344,438	1,560,304
Sprott, Inc. (b)	1,590,043	3,389,614
Tahoe Resources, Inc.	162,877	1,784,953
Turquoise Hill Resources, Ltd. (a)	946,835	2,954,125
Uranium Participation Corp. (a)	1,112,192	4,943,856
		64,837,956
Chile — 0.2%
Antofagasta plc	32,969	355,544
Cia Cervecerias Unidas SA	320,234	3,330,536
Cia Sud Americana de Vapores SA (a)	17,593,995	686,011
Quinenco SA (b)	1,038,567	2,128,688
Sociedad Quimica y Minera de Chile SA - SPADR	108,150	1,973,738
		8,474,517
China — 0.7%
Ajisen China Holdings, Ltd.	2,806,000	1,601,749
Baidu, Inc. - SPADR (a)	22,945	4,781,738
Belle International Holdings, Ltd.	2,438,000	2,843,486
China Mengniu Dairy Co., Ltd.	787,000	4,164,616
China Resources Enterprise, Ltd.	2,650,228	5,183,874
China XD Plastics Co., Ltd. (a)	213,106	1,033,564
China Yurun Food Group, Ltd. (a) (b)	14,757,000	3,233,971

10

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*
March 31, 2015

	Number of
	Shares	Value

Daphne International Holdings, Ltd.	3,276,000	$1,098,126
Goodbaby International Holdings, Ltd.	40,000	12,993
Griffin Mining, Ltd. (a)	524,815	240,181
Guangshen Railway Co, Ltd.	6,692,000	3,114,761
Li Ning Co., Ltd. (a)	6,790,666	3,868,152
Mindray Medical International, Ltd. - ADR	172,854	4,727,557
Nam Tai Property, Inc.	163,953	650,893
Shenguan Holdings Group, Ltd.	479,902	147,838
Shenzhou International Group Holdings, Ltd.	128,199	578,893
Travelsky Technology, Ltd.	567,000	650,933
Tsingtao Brewery Co., Ltd., Class H	364,000	2,436,707
Want Want China Holdings, Ltd.	603,496	638,764
Wumart Stores, Inc.	1,817,000	1,315,682
		42,324,478
Colombia — 0.0%
Bancolombia SA - SPADR	52,800	2,076,624

Czech Republic — 0.0%
Komercni Banka AS	8,417	1,818,253

Denmark — 0.2%
Carlsberg A/S, Class B	11,271	930,693
Coloplast A/S, Class B	38,445	2,909,281
Danske Bank A/S	7,040	185,792
GN Store Nord (GN Great Nordic) A/S	55,490	1,238,967
ISS A/S (a)	27,854	877,512
Novo Nordisk A/S, Class B	33,844	1,810,876
Topdanmark A/S (a)	8,760	262,507
Vestas Wind Systems A/S	57,355	2,374,681
William Demant Holding A/S (a)	11,509	977,432
		11,567,741
Finland — 0.2%
Cargotec Oyj, Class B	3,528	122,000
Metso Oyj	21,749	634,941
Nokian Renkaat Oyj	58,562	1,745,618
Sampo Oyj, Class A	60,725	3,068,468
Tikkurila Oyj (b)	377,244	7,213,461
Wartsila Corp.	8,809	390,197
		13,174,685
France — 1.1%
Air France-KLM SA (a)	63,827	561,311
Airbus Group NV	14,372	933,899
Areva SA (a) (b)	261,366	2,331,471
AXA SA	34,148	861,099
BNP Paribas SA	24,559	1,493,626
Carrefour SA	2,476	82,548
Christian Dior SA	35,200	6,612,057
Edenred SA	18,503	461,245

11

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*
March 31, 2015

	Number of
	Shares	Value

Electricite de France SA	125,434	$3,012,787
Eurofins Scientific	2,560	690,071
GDF Suez, Strip VVPR (a) (b)	9,765	11
Gecina SA - REIT	23,400	3,165,287
Groupe Eurotunnel SA	67,376	965,739
Imerys SA	1,718	126,226
Lafarge SA	171,800	11,141,066
Legrand SA	27,356	1,474,321
Neopost SA	9,950	546,362
SA des Ciments Vicat	3,643	267,043
Sanofi SA	97,791	9,622,739
Technip SA	1,848	112,002
Thales SA	6,173	342,642
Total SA	127,875	6,361,952
Vallourec SA	8,610	210,370
Vivendi SA	350,300	8,709,648
Zodiac Aerospace	130,784	4,334,380
		64,419,902
Germany — 1.3%
Adidas AG	218,905	17,355,266
Alstria Office AG - REIT(a)	787,634	11,084,924
Axel Springer AG	8,739	516,817
BASF SE	20,226	2,012,614
Bayerische Motoren Werke AG	14,000	1,752,108
Brenntag AG	6,452	386,801
CTS Eventim AG	15,075	475,192
Deutsche Annington Immobilien SE	862,741	29,150,450
Deutsche Telekom AG	82,740	1,515,043
E.ON SE	29,149	434,306
Fielmann AG	3,851	258,187
Fresenius Medical Care AG & Co.	28,925	2,407,358
GEA Group AG	4,744	229,445
Gerresheimer AG	1,819	100,444
Hannover Rueckversicherung AG	2,172	224,664
SAP AG	89,099	6,469,982
Symrise AG	8,013	506,830
TUI AG - LSE Shares	60,578	1,065,279
TUI AG - Xetra Shares	21,773	382,974
		76,328,684
Greece — 0.0%
Alpha Bank AE (a)	567,345	167,446
Tsakos Energy Navigation, Ltd.	221,929	1,815,379
		1,982,825
Hong Kong — 0.9%
China Merchants Holdings International Co, Ltd.	166,000	654,928
China Mobile, Ltd.	430,500	5,600,460
CK Hutchison Holdings, Ltd.	780,000	15,967,242
Esprit Holdings, Ltd.	584,817	593,231

12

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*
March 31, 2015

	Number of
	Shares	Value

First Pacific Co., Ltd.	246,000	$246,190
Guoco Group, Ltd.	92,000	1,068,760
Hong Kong & Shanghai Hotels, Ltd. (The)	40,522	57,104
Hongkong Land Holdings Ltd.	801,100	6,052,526
Hopewell Holdings, Ltd. (b)	2,163,000	8,146,922
Hutchison Whampoa, Ltd.	81,000	1,119,417
Jardine Matheson Holdings, Ltd.	10,800	681,686
Melco International Development, Ltd.	6,699,000	11,307,583
Stella International Holdings, Ltd.	56,942	136,268
Television Broadcasts, Ltd.	25,400	156,752
Yingde Gases	995,000	734,394
		52,523,463
India — 0.1%
Axis Bank, Ltd. - GDR	124,931	5,590,662

Indonesia — 0.1%
Bank Mandiri Persero Tbk PT	3,405,100	3,245,065
Perusahaan Gas Negara (Persero) Tbk PT	5,944,700	2,177,965
XL Axiata Tbk PT	2,166,000	718,833
		6,141,863
Ireland — 0.1%
CRH plc	5,208	135,059
DCC plc	15,501	924,823
Experian plc	67,775	1,122,413
Governor & Co. of the Bank of Ireland (The) (a)	4,422,433	1,677,443
Irish Bank Resolution Corp., Ltd. (a) (b)	38,180	—
Irish Continental Group plc	76,772	342,552
Paddy Power plc	10,538	903,234
		5,105,524
Israel — 0.1%
Teva Pharmaceutical Industries, Ltd. - SPADR	63,900	3,980,970

Italy — 0.6%
Davide Campari-Milano SpA	20,831	145,046
Eni SpA	260,541	4,509,427
ERG SpA	169,370	2,214,719
Exor SpA	225,079	10,214,807
Immobiliare Grande Distribuzione SIIQ SpA - REIT	3,215,457	3,209,282
Intesa Sanpaolo SpA	85,605	290,497
Luxottica Group SpA	33,308	2,114,654
Luxottica Group SpA - SPADR	4,764	298,846
Piaggio & C SpA (a) (b)	2,179,329	6,646,673
Saipem SpA (a)	58,494	596,670
Telecom Italia SpA	1,190,510	1,119,620
UniCredit SpA	199,676	1,354,362
		32,714,603

13

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*
March 31, 2015

	Number of
	Shares	Value

Japan — 8.2%
Alfresa Holdings Corp.	73,900	$1,043,789
Asahi Diamond Industrial Co., Ltd.	1,985,500	22,735,444
Asatsu-DK, Inc.	235,700	6,431,350
Astellas Pharma, Inc.	40,200	658,742
Azbil Corp.	745,100	20,230,312
Bank of Yokohama, Ltd. (The)	66,000	385,921
Bit-isle, Inc. (b)	327,300	1,437,621
BML, Inc.	544,900	15,485,336
Canon, Inc.	144,100	5,095,927
Chiba Bank, Ltd. (The)	70,000	514,103
Dai-ichi Life Insurance Co., Ltd. (The)	133,400	1,938,062
Daibiru Corp.	113,400	1,171,220
Daiichikosho Co., Ltd.	811,400	25,225,046
Dentsu, Inc.	18,500	793,243
Duskin Co., Ltd.	817,200	14,166,425
East Japan Railway Co.	21,400	1,718,360
FUJIFILM Holdings Corp.	77,000	2,742,516
Fujitsu, Ltd.	244,000	1,665,403
Hakuhodo DY Holdings, Inc.	1,334,000	14,206,049
Hitachi Metals, Ltd.	9,000	138,397
Hitachi, Ltd.	324,000	2,215,129
Hogy Medical Co, Ltd.	247,000	12,140,858
Honda Motor Co, Ltd.	297,300	9,662,201
Hoshizaki Electric Co., Ltd.	380,600	24,817,121
Isetan Mitsukoshi Holdings, Ltd.	80,600	1,334,286
Japan Digital Laboratory Co, Ltd.	79,800	1,048,239
Japan Steel Works, Ltd. (The)	1,725,000	7,257,273
Japan Tobacco, Inc.	27,100	856,249
JFE Holdings, Inc.	72,900	1,610,795
Kamigumi Co, Ltd.	103,000	973,140
Kao Corp.	35,300	1,762,439
Kinden Corp.	13,000	162,678
Kirin Holdings Co., Ltd.	109,600	1,439,601
Kurita Water Industries, Ltd.	902,500	21,840,013
LIXIL Group Corp.	31,800	754,355
Makita Corp.	37,000	1,922,007
Marui Group Co., Ltd.	77,700	883,058
Meiko Network Japan Co., Ltd.	771,200	8,286,457
Miraca Holdings, Inc.	326,900	15,063,506
Mitsubishi Corp.	172,700	3,481,515
Mitsubishi Estate Co., Ltd.	58,000	1,346,226
Mitsubishi Heavy Industries, Ltd.	187,000	1,031,330
Mitsubishi Logistics Corp.	40,000	624,260
Mitsubishi UFJ Financial Group, Inc.	281,000	1,739,824
Mitsui & Co. Ltd.	252,300	3,389,588
Mizuho Financial Group, Inc.	810,400	1,425,451
MS&AD Insurance Group Holdings	70,900	1,989,406
Nakanishi, Inc.	395,500	15,404,483
Namco Bandai Holdings, Inc.	35,900	699,522
Nintendo Co., Ltd.	6,100	897,718
Nippon Building Fund, Inc.	1,700	8,347,860

14

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*
March 31, 2015

	Number of
	Shares	Value

Nippon Meat Packers, Inc.	25,000	$576,671
Nippon Suisan Kaisha, Ltd.	84,000	255,512
Nippon Telegraph & Telephone Corp.	44,300	2,729,821
NKSJ Holdings, Inc.	25,400	789,879
NTT Data Corp.	40,100	1,747,263
NTT DoCoMo, Inc.	84,700	1,471,659
Obayashi Corp.	191,000	1,240,814
Onward Holdings Co., Ltd.	59,000	411,976
Organo Corp. (b)	538,000	2,412,057
Otsuka Holdings Co., Ltd.	23,500	735,994
Resona Holdings, Inc.	248,400	1,234,881
Rinnai Corp.	52,200	3,874,802
Sanrio Co., Ltd.	756,500	20,268,944
Sanshin Electronics Co, Ltd.	160,500	1,330,293
Secom Co., Ltd.	317,000	21,184,393
Sega Sammy Holdings, Inc.	24,300	355,177
Sekisui House, Ltd.	50,300	731,351
Seven & I Holdings Co., Ltd.	51,800	2,179,768
Seven Bank, Ltd.	2,199,800	10,863,899
Shimizu Corp.	59,000	399,558
Shiseido Co., Ltd.	32,800	582,772
SK Kaken Co, Ltd.	64,000	5,224,419
SoftBank Corp.	83,800	4,871,254
Sumitomo Chemical Co., Ltd.	403,000	2,074,972
Sumitomo Electric Industries, Ltd.	63,400	832,098
Sumitomo Forestry Co., Ltd.	32,500	355,354
Sumitomo Mitsui Financial Group, Inc.	63,900	2,448,601
Takeda Pharmaceutical Co. Ltd.	37,900	1,894,411
Toei Co, Ltd.	131,000	974,712
Tohoku Electric Power Co., Inc.	69,600	791,765
TOKAI Corp. - Gifu	256,000	8,713,984
Toyo Seikan Kaisha Group Holdings, Ltd.	59,300	869,760
Toyo Suisan Kaisha, Ltd.	371,200	13,083,133
Toyota Industries Corp.	16,800	962,801
Toyota Motor Corp.	43,300	3,021,975
TV Asahi Holdings Corp.	17,100	285,558
Wacoal Holdings Corp.	1,230,000	13,850,966
West Japan Railway Co.	92,000	4,830,766
Yahoo Japan Corp.	5,031,400	20,794,927
Yamada Denki Co., Ltd.	84,500	348,598
Yamato Holdings Co., Ltd.	51,300	1,184,423
ZOJIRUSHI Corp.	1,155,000	13,661,779
		468,643,594
Lebanon — 0.0%
Solidere - GDR (a) (b)	27,401	302,781

Luxembourg — 0.2%
ArcelorMittal SA - EN Amsterdam Shares	44,944	422,825
Kernel Holding SA (a)	195,938	1,906,245
MHP SA - GDR	464,655	4,372,404
Millicom International Cellular SA	20,549	1,486,065

15

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*
March 31, 2015

	Number of
	Shares	Value

O'Key Group SA - GDR	276,058	$1,006,231
Oriflame Cosmetics SA - SDR	2,064	27,611
		9,221,381
Malaysia — 0.3%
AirAsia Berhad	4,148,300	2,665,342
AMMB Holdings Berhad	1,644,600	2,819,792
Genting Berhad	3,812,600	9,259,680
Top Glove Corp. Berhad	360,100	531,899
		15,276,713
Mexico — 0.2%
America Movil SAB de CV, Series L - ADR	173,623	3,552,327
Fibra Uno Administracion SA de CV - REIT	1,485,700	3,934,984
Grupo Comercial Chedraui SA de CV (a)	723,800	2,191,780
Grupo Financiero Santander Mexico SAB de CV - ADR	249,900	2,728,908
		12,407,999
Netherlands — 0.7%
Akzo Nobel NV	10,336	782,486
ASML Holding NV	2,903	295,798
Astarta Holding NV (a) (b)	103,058	575,128
Heineken NV	21,294	1,626,018
Koninklijke (Royal) KPN NV	241,178	816,146
Koninklijke (Royal) Philips Electronics NV	440,834	12,522,475
Koninklijke Ahold NV	494,822	9,761,663
Koninklijke Boskalis Westminster NV - CVA	26,129	1,286,583
OCI NV (a)	139,400	4,321,558
Randstad Holding NV	3,465	210,378
Royal Dutch Shell plc, Class A - Quote MTF Shares	30,892	922,526
Royal Dutch Shell plc, Class B	31,165	968,173
Yandex NV (a)	224,949	3,411,352
		37,500,284
New Zealand — 0.0%
Telecom Corp. of New Zealand, Ltd.	78,308	173,853

Norway — 0.0%
DNB ASA	29,575	476,029
Schibsted ASA	12,212	706,737
StatoilHydro ASA	35,544	628,013
		1,810,779
Peru — 0.0%
Cia de Minas Buenaventura SA - ADR	130,788	1,324,882

Philippines (The) — 0.1%
Energy Development Corp.	16,609,100	3,152,288
Lopez Holdings Corp.	5,349,328	1,019,749

16

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*
March 31, 2015

	Number of
	Shares	Value

Philippine Long Distance Telephone Co. – SPADR	44,800	$2,799,552
		6,971,589
Poland — 0.0%
Bank Pekao SA	10,616	514,895

Russia — 0.7%
Etalon Group Ltd. - GDR	600,452	1,281,965
Federal Grid Co. Unified Energy System JSC (a) (c)	5,437,746,956	6,139,216
Gazprom OAO - SPADR	1,850,542	8,725,306
Global Ports Investments plc - GDR	112,185	557,559
Globaltrans Investment plc - SPGDR	72,288	326,742
Lukoil OAO - SPADR - LSE Shares	46,387	2,141,899
Lukoil OAO - SPADR - OTC Shares	37,137	1,705,702
Mobile Telesystems OJSC (a) (c)	634,160	2,684,688
Moscow Exchange OAO (c)	1,308,819	1,528,646
Protek OJSC (a) (b)	18,800	12,792
Protek OJSC (a) (b) (c)	1,335,789	908,872
RusHydro JSC - ADR	6,576,887	6,298,948
Sberbank of Russia - SPADR - LSE Shares	385,777	1,685,845
Sberbank of Russia - SPADR - OTC Shares	1,641,282	7,203,152
		41,201,332
Singapore — 0.4%
CapitaLand, Ltd.	2,320,300	6,043,161
DBS Group Holdings, Ltd.	8,582	126,993
Golden Agri-Resources, Ltd.	15,236,100	4,721,076
Great Eastern Holdings, Ltd.	22,000	399,008
GuocoLeisure, Ltd.	112,200	75,102
Haw Par Corp, Ltd.	5,900	36,967
SembCorp Industries, Ltd.	1,193,000	3,658,271
Singapore Technologies Engineering Ltd.	73,300	185,665
Singapore Telecommunications, Ltd.	1,636,700	5,217,150
United Overseas Bank, Ltd.	197,414	3,304,852
		23,768,245
South Africa — 0.1%
African Bank Investments, Ltd. (a) (b) (c)	3,640,881	—
Anglo Platinum, Ltd. (a)	10,133	248,582
Impala Platinum Holdings, Ltd. (a)	308,015	1,494,224
MTN Group, Ltd.	139,266	2,347,052
Standard Bank Group, Ltd.	224,672	3,102,802
Telkom SA SOC, Ltd. (a)	114,543	747,649
		7,940,309
South Korea — 0.9%
CJ O Shopping Co, Ltd.	2,936	605,274
GS Home Shopping, Inc.	3,125	624,874
Hana Financial Group, Inc.	138,242	3,574,038
Hite Jinro Co, Ltd.	28,280	565,123

17

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*
March 31, 2015

	Number of
	Shares	Value

Hyundai Mobis Co., Ltd.	15,584	$3,459,367
Hyundai Motor Co.	34,248	5,198,177
KB Financial Group, Inc.	79,044	2,791,309
Kolon Industries, Inc.	32,223	1,454,138
KT Corp. (a)	151,439	3,957,502
KT Corp. - SPADR (a)	220,588	2,885,291
LG Uplus Corp.	293,560	2,905,464
Lotte Shopping Co., Ltd.	19,012	4,063,123
S-1 Corp.	27,390	2,067,685
Samsung Electronics Co., Ltd.	6,884	8,923,747
Shinhan Financial Group Co., Ltd.	174,860	6,588,616
		49,663,728
Spain — 0.5%
Acciona SA (a)	6,913	532,260
Acerinox SA	48,771	818,223
Banco Santander SA	158,618	1,192,971
Iberdrola SA	696,352	4,487,628
Mediaset Espana Comunicacion SA (a)	41,620	521,507
NH Hoteles SA (a)	1,868,500	10,186,216
Realia Business SA (a)	2,814,500	2,329,540
Telefonica SA	380,641	5,416,392
Viscofan SA	15,189	926,726
		26,411,463
Sweden — 0.3%
Assa Abloy AB, Class B	44,545	2,654,937
Modern Times Group AB, Class B	14,192	434,465
Nordea Bank AB	44,281	540,100
Svenska Handelsbanken AB, Class A	41,584	1,876,845
Swedish Match AB	23,123	680,132
Telefonaktiebolaget LM Ericsson, Class B	514,532	6,457,300
TeliaSonera AB	1,032,363	6,560,486
		19,204,265
Switzerland — 0.6%
ABB, Ltd. - SIX Swiss Exchange (a)	387,750	8,226,848
Adecco SA (a)	16,573	1,380,629
Cie Financiere Richemont SA	20,126	1,620,249
Geberit AG	5,833	2,189,683
Glencore Xstrata plc (a)	171,309	721,209
Helvetia Holding AG	325	174,728
Logitech International SA (a)	40,899	539,772
Nestle SA	73,714	5,565,365
Novartis AG	25,288	2,500,709
Roche Holding AG	8,867	2,445,010
Sonova Holding AG	3,870	536,706
Syngenta AG	15,972	5,432,604
UBS Group AG (a)	48,984	919,314
Zurich Insurance Group AG (a)	10,557	3,575,708
		35,828,534

18

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*
March 31, 2015

	Number of
	Shares	Value

Taiwan — 0.4%
ChipMOS TECHNOLOGIES Bermuda, Ltd.	59,355	$1,463,695
Chroma ATE, Inc.	162,000	401,630
Delta Electronics, Inc.	522,000	3,286,022
MediaTek, Inc.	269,000	3,636,171
Taiwan Semiconductor Manufacturing Co., Ltd.	2,137,229	9,915,290
Yungtay Engineering Co., Ltd.	2,234,000	5,185,483
		23,888,291
Thailand — 0.2%
Bangkok Bank PCL	727,500	4,147,242
Krung Thai Bank PCL	1,121,200	785,598
PTT PCL	207,000	2,054,732
Thanachart Capital PCL	2,323,900	2,481,731
		9,469,303
Turkey — 0.1%
KOC Holding AS	92,501	420,880
Tupras Turkiye Petrol Rafinerileri AS	65,497	1,552,328
Turkiye Garanti Bankasi AS	1,252,764	4,098,534
		6,071,742
United Arab Emirates — 0.1%
Emaar Malls Group PJSC (a)	3,980,473	3,161,942

United Kingdom — 4.6%
3i Group plc	148,402	1,061,382
Admiral Group plc	39,138	887,000
AMEC plc	468,860	6,284,709
Anglo American plc - JSE Shares	66,703	1,006,351
Aon plc	105,800	10,169,496
Atrium European Real Estate, Ltd. (a)	2,359,572	11,033,280
BAE Systems plc	177,095	1,373,029
Barclays plc	406,291	1,457,848
Barratt Developments plc	33,077	259,013
Berendsen plc	17,141	283,599
Betfair Group plc	27,695	915,339
BG Group plc	449,732	5,524,793
BHP Billiton plc	40,119	871,053
BP plc	1,337,065	8,638,772
British American Tobacco plc	2,210	114,180
British Land Co. plc	261,040	3,220,481
British Sky Broadcasting Group plc	28,847	424,492
BT Group plc	4,956,828	32,114,488
Bunzl plc	74,464	2,020,395
Cable & Wireless Communications plc	662,100	597,991
Capita plc	124,114	2,051,754
Carnival plc	22,476	1,098,439
Centrica plc	26,344	98,813
Clarkson plc	25,836	861,953

19

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*
March 31, 2015

	Number of
	Shares	Value

Close Brothers Group plc	7,647	$176,638
CNH Industrial NV - ISE Shares	101,665	832,469
Compass Group plc	140,829	2,445,895
Daily Mail & General Trust plc, Class A	68,864	900,911
Delphi Automotive plc	30,500	2,432,070
Devro plc	81,411	344,179
Diageo plc	340,212	9,380,734
G4S plc	307,290	1,347,761
GlaxoSmithKline plc	377,508	8,644,906
GVC Holdings plc	19,392	136,801
Hays plc	269,356	609,101
Homeserve plc	148,987	843,794
HSBC Holdings plc - LSE Shares	615,412	5,237,265
HSBC Holdings plc - SEHK Shares	58,876	505,196
ICAP plc	127,469	996,015
IG Group Holdings plc	67,316	707,341
IMI plc	7,415	140,074
Inchcape plc	44,554	523,561
Informa plc	62,653	524,144
International Consolidated Airlines Group SA (a)	2,966,786	26,521,498
International Personal Finance plc	130,357	924,695
Intertek Group plc	53,303	1,973,359
ITV plc	540,533	2,026,921
Jupiter Fund Management plc	68,795	416,801
Just Eat plc (a)	31,863	206,023
Lloyds Banking Group plc (a)	29,220,855	33,915,987
Merlin Entertainments plc (e)	233,683	1,528,769
Michael Kors Holdings, Ltd. (a)	11,300	742,975
Michael Page International plc	26,141	201,922
Millennium & Copthorne Hotels plc	18,931	160,699
Moneysupermarket.com Group plc	123,996	494,657
Mylan NV (a)	9,800	581,630
National Express Group plc	32,345	136,087
Non-Standard Finance plc (a) (e)	51,933	84,741
Northgate plc	19,952	174,928
Old Mutual plc	730,729	2,418,681
Petrofac, Ltd.	6,701	94,559
Provident Financial plc	39,250	1,566,095
Punch Taverns plc (a)	926,090	1,444,138
Reckitt Benckiser Group plc	29,312	2,512,160
Reed Elsevier plc	898,110	15,426,845
Rexam plc	96,665	829,370
Rightmove plc	53,457	2,373,221
Rio Tinto plc	19,666	803,396
Rolls-Royce Holdings plc - LSE Shares (a)	66,032	932,214
SABMiller plc	58,779	3,082,462
Serco Group plc	161,389	329,237
Smith & Nephew plc	12,929	219,315
Smiths Group plc	32,056	530,773
Spectris plc	22,556	722,454
SSP Group plc (a)	38,903	170,878
Stagecoach Group plc	148,085	766,473
Standard Chartered plc	136,953	2,217,506

20

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*
March 31, 2015

	Number of
	Shares	Value

Tesco plc	1,314,356	$4,703,711
Thomas Cook Group plc (a)	421,406	907,659
Tritax Big Box REIT plc - REIT	2,680,400	4,622,290
Unilever plc	244,014	10,177,412
Vodafone Group plc	196,572	642,405
Weir Group plc (The)	168,191	4,241,220
WH Smith plc	33,492	644,999
WPP plc	49,536	1,123,397
		262,692,067
Vietnam — 0.0%
Luks Group Vietnam Holdings Co, Ltd. (b)	1,682,000	540,409
Total Foreign Common Stocks (Cost $1,463,298,658)		1,535,092,888
Total Common Stocks (Cost $2,627,743,620)		2,877,439,457

Participation Notes — 0.2%
HSBC Bank, plc, Axis Bank, Ltd. Equity Linked Notes, Expiring 07/21/17 (India) (a) (c)	315,985	2,814,031
HSBC Bank, plc, Bank of Baroda, Ltd., Equity Linked Notes, Expiring 06/30/16 (India) (a) (c)	519,407	1,362,184
HSBC Bank, plc, Bharti Airtel, Ltd., Equity Linked Notes, Expiring 08/01/16 (India) (a) (c)	434,959	2,735,358
HSBC Bank, plc, CESC, Ltd., Equity Linked Notes, Expiring 03/31/17 (India) (a) (c)	305,415	2,944,284
Total Participation Notes (Cost $7,955,020)		9,855,857

	Principal
	Amount	Value

Corporate Bonds — 0.0%

Consumer, Cyclical — 0.0%
BB Liquidating, Inc. (b) (c) (f)
9.000%, 09/01/12 (Cost $213,716)	$344,000	—

Asset-Backed Securities — 0.9%
ACE Securities Corp. Home Equity Loan Trust, Ser. 2005-HE7, Class
A2D (FRN) (STEP) 0.501%, 11/25/35	210,622	205,431
American Homes 4 Rent
Ser. 2014-SFR2, Class E (e) 6.231%, 10/17/36	910,000	979,618
Ser. 2014-SFR3, Class E (e) 6.418%, 12/17/36	1,730,000	1,884,558
Ser. 2015-SFR1, Class E (e) 5.639%, 04/17/52	1,400,000	1,441,667
Ser. 2015-SFR1, Class XS (VRN) (IO) (c) (e) 0.000%, 04/17/52	4,313,000	1
American Residential Properties, Inc
Ser. 2014-SFR1, Class A (FRN) (e) 1.277%, 09/17/31	472,000	467,373

21

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*
March 31, 2015

	Principal
	Amount	Value

Ser. 2014-SFR1, Class E (FRN) (e) 4.097%, 09/17/31	$1,509,000	$1,525,619
Ser. 2014-SFR1, Class F (FRN) (e) 4.597%, 09/17/31	3,859,000	3,904,154
AmeriCredit Automobile Receivables Trust, Ser. 2011-3, Class D 4.040%, 07/10/17	560,000	569,835
Carrington Mortgage Loan Trust, Ser. 2005-NC5, Class A2 (FRN) (STEP) 0.494%, 10/25/35	30,301	30,239
Chase Issuance Trust, Ser. 2013-A9, Class A (FRN) 0.595%, 11/16/20	1,520,000	1,523,944
Citibank Credit Card Issuance Trust, Ser. 2013-A12, Class A12 (FRN) 0.486%, 11/07/18	1,020,000	1,019,294
Colony American Homes
Ser. 2014-1A, Class E (FRN) (e) 3.050%, 05/17/31	5,555,000	5,470,997
Ser. 2014-2A, Class E (FRN) (e) 3.375%, 07/17/31	3,615,000	3,635,273
Ser. 2014-2A, Class F (FRN) (e) 3.525%, 07/17/31	3,910,000	3,811,632
Countrywide Asset-Backed Certificates
Ser. 2004-1, Class 3A (FRN) (STEP) 0.734%, 04/25/34	293,688	273,634
Ser. 2004-12, Class MV3 (FRN) (STEP) 1.161%, 03/25/35	2,400,000	2,358,890
Discover Card Execution Note Trust, Ser. 2014-A1, Class A1 (FRN) 0.605%, 07/15/21	679,000	680,552
DSLA Mortgage Loan Trust, Ser. 2004-AR3, Class B2 (FRN) (STEP) 1.278%, 07/19/44	62,077	53,583
GSAA Home Equity Trust
Ser. 2006-20, Class 2A1A (FRN) (STEP) 0.224%, 12/25/46	1,778,164	1,236,284
Ser. 2006-5, Class 2A2 (FRN) (STEP) 0.354%, 03/25/36	1,175,716	701,746
Ser. 2006-5, Class 2A3 (FRN) (STEP) 0.444%, 03/25/36	3,007,518	2,047,097
Ser. 2006-9, Class A4A (FRN) (STEP) 0.414%, 06/25/36	7,118,705	4,033,914
HSI Asset Securitization Corp. Trust, Ser. 2006-OPT2, Class 2A3 (FRN) (STEP) 0.364%, 01/25/36	180,403	179,192
Invitation Homes Trust
Ser. 2013-SFR1, Class E (FRN) (e) 2.900%, 12/17/30	2,920,000	2,866,380
Ser. 2014-SFR1, Class F (FRN) (e) 3.922%, 06/17/31	2,662,000	2,672,377
Ser. 2014-SFR2, Class E (FRN) (e) 3.583%, 09/17/31	2,030,000	2,034,064
Ser. 2015-SFR2, Class A (FRN) (e) 1.000%, 06/17/32	358,000	358,000
Long Beach Mortgage Loan Trust, Ser. 2005-WL1, Class M2 (FRN) (STEP) 0.999%, 06/25/35	1,417,793	1,405,245
Morgan Stanley ABS Capital I, Inc. Trust

22

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*
March 31, 2015

	Principal
	Amount	Value

Ser. 2002-HE3, Class A2 (FRN) (STEP) 1.254%, 03/25/33	$73,859	$71,466
Ser. 2005-HE6, Class A2C (FRN) (STEP) 0.494%, 11/25/35	304,948	298,573
Progress Residential Trust Program, Ser. 2014-SFR1, Class F (FRN) (e) 4.873%, 10/17/31	1,290,000	1,325,443
SLM Student Loan Trust, Ser. 2008-9, Class A (FRN) 1.756%, 04/25/23	460,174	471,854
Soundview Home Equity Loan Trust, Ser. 2005-OPT3, Class A4 (FRN) (STEP) 0.474%, 11/25/35	450,937	448,029
Starwood Waypoint Residential Trust, Ser. 2014, Class E (FRN) (b) (e) 4.473%, 01/17/32	4,570,000	4,684,721

Total Asset-Backed Securities (Cost $53,296,001)		54,670,679

Mortgage-Backed Securities - Private Issuers — 1.5%
American Home Mortgage Investment Trust
Ser. 2004-1, Class 4A (FRN) 2.378%, 04/25/44	49,439	46,535
Ser. 2005-1, Class 6A (FRN) 2.378%, 06/25/45	254,415	247,664
Banc of America Commercial Mortgage, Inc., Ser. 2006-6, Class A2 5.309%, 10/10/45	116,116	116,218
Banc of America Funding Corp., Ser. 2004-B, Class 1A2 (FRN) 2.669%, 12/20/34	100,899	84,261
Bear Stearns ALT-A Trust
Ser. 2005-10, Class 11A1 (FRN) (STEP) 0.674%, 01/25/36	2,704,899	2,099,015
Ser. 2006-1, Class 21A2 (FRN) 2.522%, 02/25/36	1,261,499	958,783
Ser. 2006-2, Class 11A1 (FRN) (STEP) 0.614%, 04/25/36	1,594,418	1,164,976
Ser. 2006-6, Class 31A1 (FRN) 2.718%, 11/25/36	389,782	299,699
CHL Mortgage Pass-Through Trust, Ser. 2005-HYB9, Class 1A1 (FRN) 2.319%, 02/20/36	2,134,551	1,792,867
COMM Mortgage Trust
Ser. 2012-CR1, Class A3 3.391%, 05/15/45	1,052,000	1,118,343
Ser. 2012-LC4, Class A4 3.288%, 12/10/44	1,973,000	2,085,966
Ser. 2014-CR17, Class D (VRN) (e) 4.800%, 05/10/47	427,000	415,196
Ser. 2014-UBS6, Class D (VRN) (e) 3.967%, 12/10/47	638,000	564,294
Connecticut Avenue Securities
Ser. 2013-C01, Class M2 (FRN) 5.424%, 10/25/23	4,679,238	5,115,025
Ser. 2014-C01, Class M2 (FRN) 4.574%, 01/25/24	1,785,000	1,853,082

23

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*
March 31, 2015

	Principal
	Amount	Value

Ser. 2014-C02, Class 1M2 (FRN) 2.774%, 05/25/24	$2,400,000	$2,193,120
Ser. 2014-C02, Class 2M2 (FRN) 2.774%, 05/25/24	845,000	776,219
Countrywide Alternative Loan Trust
Ser. 2005-56, Class 1A1 (FRN) (STEP) 0.904%, 11/25/35	4,946,960	4,269,573
Ser. 2005-59, Class 1A1 (FRN) (STEP) 0.504%, 11/20/35	4,122,541	3,336,995
Ser. 2006-24, Class A22 6.000%, 06/25/36	2,016,777	1,854,185
Ser. 2006-HY11, Class A1 (FRN) (STEP) 0.294%, 06/25/36	2,802,585	2,443,969
Countrywide Home Loan Mortgage Pass Through Trust, Ser. 2006-3, Class 3A1 (FRN) (STEP) 0.424%, 02/25/36	2,926,329	2,450,707
CSMC Mortgage-Backed Trust, Ser. 2007-4, Class 2A3 6.000%, 06/25/37	1,125,874	1,035,876
Deutsche Alt A Securities, Inc., Ser. 2005-5, Class 2A4 5.500%, 11/25/35	572,462	486,513
Fannie Mae Connecticut Avenue Securities
Ser. 2014-C03, Class 1M2 (FRN) 3.174%, 07/25/24	215,000	202,277
Ser. 2014-C04, Class 1M2 (FRN) (b) 5.074%, 11/25/24	650,000	685,271
Ser. 2014-C04, Class 2M2 (FRN) (b) 5.174%, 11/25/24	3,800,000	3,993,766
Ser. 2015-C01, Class 2M2 (FRN) 4.724%, 02/25/25	1,140,000	1,166,657
FHLMC Structured Agency Credit Risk
Ser. 2015-DN1, Class M3 (FRN) 4.324%, 01/25/25	3,180,000	3,270,274
Ser. 2015-HQ1, Class M3 (FRN) 3.973%, 03/25/25	695,000	700,221
First Horizon Alternative Mortgage Securities Trust
Ser. 2006-AA2, Class 2A1 (FRN) 2.215%, 05/25/36	734,756	585,798
Ser. 2006-AA5, Class A1 (FRN) 2.275%, 09/25/36	2,625,594	2,057,310
GS Mortgage Securities Trust, Ser. 2015-GC28, Class D (VRN) 4.329%, 02/10/48	1,380,000	1,231,092
Harborview Mortgage Loan Trust
Ser. 2004-7, Class 2A2 (FRN) 2.297%, 11/19/34	47,056	43,765
Ser. 2005-9, Class 2A1A (FRN) (STEP) 0.516%, 06/20/35	57,535	54,181
JP Morgan Chase Commercial Mortgage Securities Trust
Ser. 2006-LDP7, Class A3B (VRN) 5.841%, 04/15/45	596,920	595,945
Ser. 2012-C6, Class A3 3.507%, 05/15/45	2,000,000	2,140,050
Ser. 2014-C20, Class D (VRN) (e) 4.572%, 07/15/47	660,000	622,140

24

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*
March 31, 2015

	Principal
	Amount	Value

Luminent Mortgage Trust, Ser. 2006-2, Class A1A (FRN) (STEP) 0.374%, 02/25/46	$1,859,410	$1,390,898
MASTR Adjustable Rate Mortgages Trust, Ser. 2006-2, Class 4A1 (FRN) 2.628%, 02/25/36	233,751	229,471
ML-CFC Commercial Mortgage Trust, Ser. 2007-8, Class A3 (VRN) 5.874%, 08/12/49	1,500,000	1,626,613
RALI Trust
Ser. 2006-QA4, Class A (FRN) (STEP) 0.354%, 05/25/36	2,328,809	1,883,301
Ser. 2006-QA5, Class 1A1 (FRN) (STEP) 0.354%, 07/25/36	1,977,841	1,284,497
Ser. 2007-QO4, Class A1A (FRN) (STEP) 0.364%, 05/25/47	416,875	345,306
Structured Adjustable Rate Mortgage Loan Trust, Ser. 2005-15, Class 2A1 (FRN) 2.509%, 07/25/35	4,470,276	3,828,022
Structured Agency Credit Risk
Ser. 2013-DN1, Class M2 (FRN) 7.324%, 07/25/23	630,000	753,027
Ser. 2014-DN4, Class M3 (FRN) 4.724%, 10/25/24	3,545,000	3,668,281
Ser. 2014-HQ2, Class M2 (FRN) 2.374%, 09/25/24	2,190,000	2,178,855
Ser. 2014-HQ2, Class M3 (FRN) 3.924%, 09/25/24	895,000	875,611
Ser. 2014-HQ3, Class M3 (FRN) 4.924%, 10/25/24	1,075,000	1,126,726
Structured Asset Mortgage Investments, Inc.
Ser. 2005-AR8, Class A2 (FRN) 1.594%, 02/25/36	1,874,162	1,631,669
Ser. 2006-AR3, Class A2 (FRN) (c) 2.644%, 02/25/36	2,672,596	1,954,606
Wachovia Bank Commercial Mortgage Trust, Ser. 2005-C20, Class AMFX (VRN) 5.179%, 07/15/42	2,033,000	2,048,493
Wells Fargo Commercial Mortgage
Ser. 2013-LC12, Class A4 (VRN) 4.218%, 07/15/46	855,000	954,804
Ser. 2014-LC16, Class D (e) 3.938%, 08/15/50	1,350,000	1,204,974
Ser. 2015-C26, Class D (e) 3.586%, 02/15/48	1,050,000	898,569
Ser. 2015-C27, Class D (e) 3.768%, 02/15/48	966,000	835,534
WFRBS Commercial Mortgage, Ser. 2014-LC14, Class D (VRN) (e) 4.586%, 03/15/47	693,750	662,678

Total Mortgage-Backed Securities - Private Issuers (Cost $77,196,178)		83,539,763

Mortgage-Backed Securities - US Government Agency Obligations — 0.1%
FHLMC
Pool #781697 (FRN) 2.357%, 07/01/34	93,360	99,614

25

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*
March 31, 2015

	Principal
	Amount	Value

Ser. 2004-2763, Class KS (FRN) (IO)
6.476%, 10/15/18	$66,075	$1,160
Ser. 2005-2922, Class SE (FRN) (IO)
6.576%, 02/15/35	158,566	32,433
Ser. 2005-2934, Class HI (IO)
5.000%, 02/15/20	18,146	1,401
Ser. 2005-2934, Class KI (IO)
5.000%, 02/15/20	8,092	578
Ser. 2005-2965, Class SA (FRN) (IO)
5.876%, 05/15/32	349,538	57,220
Ser. 2005-2967, Class JI (IO)
5.000%, 04/15/20	9,165	699
Ser. 2005-2980, Class SL (FRN) (IO)
6.526%, 11/15/34	203,884	53,608
Ser. 2005-2981, Class SU (FRN) (IO)
7.626%, 05/15/30	175,815	44,472
Ser. 2005-3031, Class BI (FRN) (IO)
6.516%, 08/15/35	625,509	133,814
Ser. 2005-3065, Class DI (FRN) (IO)
6.446%, 04/15/35	550,399	114,955
Ser. 2006-3114, Class GI (FRN) (IO)
6.426%, 02/15/36	934,230	208,684
Ser. 2007-3308, Class S (FRN) (IO)
7.026%, 03/15/32	345,638	73,327
Ser. 2008-3424, Class XI (FRN) (IO)
6.396%, 05/15/36	280,725	48,868
Ser. 2008-3489, Class SD (FRN) (IO)
7.626%, 06/15/32	185,173	44,104
Ser. 2010-3685, Class EI (IO)
5.000%, 03/15/19	194,290	10,368
Ser. 2010-3731, Class IO (IO)
5.000%, 07/15/19	98,145	5,445
Ser. 2011-3882, Class AI (IO)
5.000%, 06/15/26	696,634	47,643
FHLMC Strip
Ser. 2004-227, Class IO (IO)
5.000%, 12/01/34	64,657	7,891
Ser. 2005-233, Class 5 (IO)
4.500%, 09/15/35	11,566	1,275
FNMA
Pool #685563 (FRN)
2.435%, 01/01/33	141,498	151,126
Pool #834928 (FRN)
1.940%, 07/01/35	1,354,320	1,425,512
Pool #841068 (FRN)
2.486%, 11/01/34	551,677	590,846
Pool #847637 (FRN)
2.617%, 01/01/34	86,817	92,926
Ser. 2004-31, Class SG (FRN) (IO)
6.926%, 08/25/33	105,974	9,151
Ser. 2004-49, Class SQ (FRN) (IO)
6.876%, 07/25/34	132,089	31,431
Ser. 2004-51, Class SX (FRN) (IO)
6.946%, 07/25/34	233,088	45,014

26

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*
March 31, 2015

	Principal
	Amount	Value

Ser. 2004-64, Class SW (FRN) (IO)
6.876%, 08/25/34	$539,230	$109,996
Ser. 2004-66, Class SE (FRN) (IO)
6.326%, 09/25/34	394,902	81,526
Ser. 2005-12, Class SC (FRN) (IO)
6.576%, 03/25/35	354,096	76,234
Ser. 2005-45, Class SR (FRN) (IO)
6.546%, 06/25/35	336,077	66,354
Ser. 2005-65, Class KI (FRN) (IO)
6.826%, 08/25/35	1,068,613	238,273
Ser. 2005-89, Class S (FRN) (IO)
6.526%, 10/25/35	2,233,269	458,891
Ser. 2006-3, Class SA (FRN) (IO)
5.976%, 03/25/36	201,298	35,973
Ser. 2007-75, Class JI (FRN) (IO)
6.371%, 08/25/37	515,660	79,646
Ser. 2007-85, Class SI (FRN) (IO)
6.286%, 09/25/37	204,054	38,774
Ser. 2008-86, Class IO (IO)
4.500%, 03/25/23	173,179	9,059
Ser. 2008-87, Class AS (FRN) (IO)
7.476%, 07/25/33	822,913	176,990
Ser. 2010 Pool #AE5528
6.000%, 11/01/22	660,881	715,627
Ser. 2010 Pool #AE5529
7.000%, 11/01/22	429,550	473,339
Ser. 2010-37, Class GI (IO)
5.000%, 04/25/25	399,369	18,326
Ser. 2010-65, Class IO (IO)
5.000%, 09/25/20	266,289	18,618
Ser. 2010-68, Class SJ (FRN) (IO)
6.376%, 07/25/40	201,925	41,827
Ser. 2010-105, Class IO (IO)
5.000%, 08/25/20	209,075	15,297
Ser. 2010-121, Class IO (IO)
5.000%, 10/25/25	551,199	35,279
Ser. 2011-69, Class AI (IO)
5.000%, 05/25/18	1,436,153	73,599
Ser. 2011-88, Class WI (IO)
3.500%, 09/25/26	528,715	52,291
Ser. 2011-124, Class IC (IO)
3.500%, 09/25/21	1,191,345	77,042
Ser. 2012-126, Class SJ (FRN) (IO)
4.826%, 11/25/42	2,298,394	380,192
FNMA Strip, Ser. 2005-365, Class 4 (IO)
5.000%, 04/25/36	9,898	1,838
GNMA
Ser. 2003-11, Class S (FRN) (IO)
6.376%, 02/16/33	580,736	93,985
Ser. 2011-94, Class IS (FRN) (IO)
6.526%, 06/16/36	361,467	49,248
Ser. 2011-135, Class QI (IO)
4.500%, 06/16/41	484,043	92,885
Ser. 2011-157, Class SG (FRN) (IO)
6.424%, 12/20/41	2,430,629	564,296

27

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*
March 31, 2015

	Principal
	Amount	Value

Ser. 2011-167, Class IO (IO)
5.000%, 12/16/20	$1,505,001	$90,967
Ser. 2012-34, Class KS (FRN) (IO)
5.876%, 03/16/42	1,206,963	273,114
Ser. 2012-69, Class QI (IO)
4.000%, 03/16/41	956,363	125,800
Ser. 2012-101, Class AI (IO)
3.500%, 08/20/27	469,651	45,783
Ser. 2012-103, Class IB (IO)
3.500%, 04/20/40	682,978	89,501
Total Mortgage-Backed Securities - US Government Agency Obligations
(Cost $7,393,571)		8,034,135

US Treasury Bonds/Notes — 12.6%
US Treasury Inflation Indexed Bond (g)
0.375%, 07/15/23	24,366,744	24,985,440
US Treasury Inflation Indexed Bond
2.375%, 01/15/25	13,739,643	16,652,873
US Treasury Inflation Indexed Bond
2.000%, 01/15/26	824,376	976,950
US Treasury Inflation Indexed Bond
2.375%, 01/15/27	5,273,769	6,506,512
US Treasury Inflation Indexed Bond
1.750%, 01/15/28	29,734,471	34,800,957
US Treasury Inflation Indexed Bond (g)
2.500%, 01/15/29	39,719,042	50,734,880
US Treasury Inflation Indexed Bond
3.875%, 04/15/29	1,137,480	1,670,585
US Treasury Inflation Indexed Bond (g)
3.375%, 04/15/32	12,602,350	18,487,055
US Treasury Inflation Indexed Bond
2.125%, 02/15/40	44,090,357	58,864,065
US Treasury Inflation Indexed Bond
0.750%, 02/15/42	9,351,338	9,456,540
US Treasury Inflation Indexed Bond
1.375%, 02/15/44	31,244,278	36,724,243
US Treasury Inflation Indexed Note (g)
0.500%, 04/15/15	17,149,581	17,177,723
US Treasury Inflation Indexed Note
2.000%, 01/15/16	2,272,922	2,330,989
US Treasury Inflation Indexed Note (g)
0.125%, 04/15/16	54,388,731	54,936,861
US Treasury Inflation Indexed Note
2.625%, 07/15/17	4,511,160	4,897,780
US Treasury Inflation Indexed Note
1.625%, 01/15/18	3,235,646	3,446,973
US Treasury Inflation Indexed Note
0.125%, 04/15/18	10,627,397	10,841,603
US Treasury Inflation Indexed Note
1.375%, 07/15/18	9,647,155	10,323,961
US Treasury Inflation Indexed Note (g) (h)
2.125%, 01/15/19	26,378,112	29,038,582
US Treasury Inflation Indexed Note (h)
0.125%, 04/15/19	98,794,517	100,623,796

28

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*
March 31, 2015

	Principal
	Amount	Value

US Treasury Inflation Indexed Note
1.375%, 01/15/20	$1,318,710	$1,426,164
US Treasury Inflation Indexed Note (h)
1.250%, 07/15/20	1,929,222	2,091,246
US Treasury Inflation Indexed Note
1.125%, 01/15/21	6,838,592	7,340,805
US Treasury Inflation Indexed Note (g)
0.625%, 07/15/21	41,379,891	43,368,071
US Treasury Inflation Indexed Note (g)
0.125%, 07/15/22	46,979,857	47,464,313
US Treasury Inflation Indexed Note (g)
0.125%, 01/15/23	67,442,490	67,732,290
US Treasury Inflation Indexed Note
0.125%, 07/15/24	63,299,963	63,275,213
Total US Treasury Bonds/Notes
(Cost $714,375,470)		726,176,470

	Number of
	Shares	Value

Acquired Funds — 24.0%

Exchange-Traded Funds (ETFs) — 6.7%
Vanguard Emerging Markets Stock Index Fund	3,183,796	82,046,421
Vanguard FTSE Developed Markets ETF	4,840,618	192,801,815
Vanguard FTSE Emerging Markets ETF	2,730,874	111,610,820
		386,459,056

Private Investment Funds (i) — 17.3%
Canyon Value Realization Fund, LP (a) (b) (c) (d)		74,837,079
Convexity Capital Offshore, LP (a) (b) (c) (d)		72,117,395
Farallon Capital Institutional Partners, LP (a) (b) (c) (d)		181,404,684
Hudson Bay International, Ltd. (a) (b) (c) (d)	1,800,000	177,006,537
Lansdowne Developed Markets Fund, Ltd. (a) (b) (c) (d)	304,275	179,788,309
Lone Cascade, LP, Class J (a) (b) (c) (d)		30,097,863
Lone Picea, LP, Class E (a) (b) (c) (d)		5,453,271
Lone Redwood, LP (a) (b) (c) (d)		14,875,011
OZ Domestic Partners, LP (a) (b) (c) (d)		514,174
QVT Onshore, LP (a) (b) (c) (d)		73,237,005
SummerHaven Commodity Offshore Fund, LP (a) (b) (c) (d)	2,114,798	181,788,638
		991,119,966
Total Acquired Funds
(Cost $1,189,884,607)		1,377,579,022

Publicly Traded Limited Partnership — 0.1%
Cedar Fair, LP
(Cost $4,777,089)	94,193	5,406,678

Preferred Stocks — 0.3%
Alpargatas SA, 5.050% (Brazil)	1,008,200	3,092,628
Banco Bradesco SA, 3.360% (Brazil)	45,480	422,801

29

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*
March 31, 2015

	Number of
	Shares	Value

Centrais Eletricas Brasileiras SA, 22.570% (Brazil)	2,610,300	$5,561,574
Fannie Mae, 0.000% (United States) (a)	639,800	2,661,568
Vale SA, 11.910% (Brazil)	570,400	2,761,254
Volkswagen AG, 1.660% (Germany)	6,940	1,846,821
Total Preferred Stocks
(Cost $25,271,670)		16,346,646

	Number of
	Contracts	Value

Rights — 0.0%
Serco Group Nil Paid Rights, Expiring 04/16/15 (United Kingdom) (a)	161,389	98,156
Telefonica SA, Expiring 04/10/15 (Spain) (a)	398,893	64,336
Total Rights
(Cost $207,559)		162,492

Warrant — 0.0%
Northern Dynasty Minerals Ltd., Expiring 12/31/16 (United States) (a) (b) (c) (d)
(Cost $2,019,988)	5,439,672	2,125,960

	Principal
	Amount	Value

Short-Term Investments — 11.5%

Repurchase Agreement — 5.8%
Fixed Income Clearing Corp. issued on 03/31/15 (proceeds at
maturity $333,474,988) (collateralized by US Treasury Note, due
10/31/16 through 03/31/22 with a total par value of
$339,840,000 and a total market value of $340,155,250)
0.000%, 04/01/15
(Cost $333,474,988)	$333,474,988	333,474,988

US Treasury Bills (j) — 5.7%
US Treasury Bill, due on 04/02/15 (h)	120,000	120,000
US Treasury Bill, due on 06/25/15	100,000,000	99,996,500
US Treasury Bill, due on 07/02/15	100,000,000	99,991,700
US Treasury Bill, due on 09/03/15	50,000,000	49,982,800
US Treasury Bill, due on 09/17/15	50,140,000	50,116,484
US Treasury Bill, due on 09/24/15	120,000	119,934
US Treasury Bill, due on 12/10/15 (h)	30,000,000	29,964,690

Total US Treasury Bills
(Cost $330,225,618)		330,292,108
Total Short-Term Investments
(Cost $663,700,606)		663,767,096

30

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*
March 31, 2015

Total Investments — 101.3%
(Cost $5,374,035,095)	$5,825,104,255

Liabilities in Excess of Other Assets — (1.3)%	(74,232,932)

Net Assets — 100.0%	$5,750,871,323

	Number of
	Shares	Value

Securities Sold Short — (2.0)%
Common Stocks — (2.0)%

US Common Stocks — (0.7)%

Real Estate Investment Trusts (REITs) — (0.7)%
Alexandria Real Estate Equities, Inc.	(42,900)	$(4,205,916)
Federal Realty Investment Trust	(27,700)	(4,077,717)
LTC Properties, Inc.	(63,200)	(2,907,200)
Milestone Apartments	(282,300)	(3,118,216)
National Retail Properties, Inc.	(95,600)	(3,916,732)
Realty Income Corp.	(173,200)	(8,937,120)
Ryman Hospitality Properties, Inc.	(73,317)	(4,465,739)
Sabra Health Care REIT, Inc.	(138,400)	(4,587,960)
Weingarten Realty Investors	(181,300)	(6,523,174)
		(42,739,774)
Total US Common Stocks (Proceeds $38,876,672)		(42,739,774)

Foreign Common Stocks — (1.3)%

Canada — (0.6)%
First National Financial Corp.	(167,508)	(2,712,557)
Genworth MI Canada, Inc.	(219,100)	(4,843,709)
H & R Real Estate Investment Trust - REIT	(155,900)	(2,871,697)
Home Capital Group, Inc.	(377,000)	(12,668,367)
RioCan Real Estate Investment Trust - REIT	(475,510)	(10,876,416)
		(33,972,746)
Hong Kong — (0.1)%
Galaxy Entertainment Group, Ltd.	(621,900)	(2,811,819)

Japan — (0.2)%
Daiwa Office Investment Corp. - REIT	(600)	(3,236,501)
Nippon Prologis REIT, Inc. - REIT	(1,400)	(3,083,585)
Sumitomo Realty & Development Co., Ltd.	(34,000)	(1,224,337)
United Urban Investment Corp. - REIT	(2,100)	(3,270,734)
		(10,815,157)
United Kingdom — (0.4)%
British Land Co. plc - REIT	(550,811)	(6,795,419)
Derwent London plc - REIT	(73,496)	(3,726,026)

31

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*
March 31, 2015

	Number of
	Shares	Value

Great Portland Estates plc - REIT	(310,700)	$(3,737,344)
Persimmon plc (a)	(441,600)	(10,888,455)
		(25,147,244)
Total Foreign Common Stocks (Proceeds $67,181,852)		(72,746,966)
Total Common Stocks (Proceeds $106,058,524)		(115,486,740)
Total Securities Sold Short (Proceeds $106,058,524)		$(115,486,740)

Financial Futures Contracts

		Initial Notional	Notional Value	Unrealized
Number of		Value/	at March 31,	Appreciation/
Contracts	Type	(Proceeds)	2015	(Depreciation)

	Long Financial Futures Contracts

	Interest Rate-Related
8	June 2015 Ultra Long US Treasury Bond	$1,334,434	$1,359,000	$24,566

	Short Financial Futures Contracts

	Interest Rate-Related
(1,023)	June 2015 10-Year US Treasury Note	(130,304,970)	(131,871,094)	(1,566,124)
(564)	June 2015 5-Year US Treasury Note	(67,141,486)	(67,798,969)	(657,483)
(432)	June 2015 Ultra Long US Treasury Bond	(71,976,307)	(73,386,000)	(1,409,693)
(124)	June 2015 30-Year US Treasury Bond	(20,226,784)	(20,320,500)	(93,716)
(118)	June 2015 10-Year Interest Rate Swap	(12,131,549)	(12,513,531)	(381,982)
(94)	June 2015 5-Year Interest Rate Swap	(9,517,273)	(9,682,000)	(164,727)
(13)	March 2016 90-Day Eurodollar	(3,216,654)	(3,222,700)	(6,046)
(7)	June 2015 90-Day Eurodollar	(1,707,982)	(1,744,225)	(36,243)

				(4,316,014)
	Foreign Currency-Related
(696)	June 2015 Japanese Yen	(71,800,875)	(72,610,200)	(809,325)
	Equity-Related
(234)	June 2015 S&P 500 e-Mini Index	(24,181,142)	(24,111,360)	69,782

				$(5,030,991)

32

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*
March 31, 2015

Forward Currency Contracts

		Contract Amount
						Unrealized
Contract						Appreciation/
Settlement Date	Counterparty	Receive		Deliver		(Depreciation)
04/07/2015	Deutsche Bank AG London	USD	389,674	AUD	512,228	$(343)

Swap Contracts

						Unrealized
Expiration					Notional	Appreciation/
Date	Counterparty	Pay	Receive	Currency	Amount	(Depreciation)

Total Return Swap Contracts

Long Total Return Swap Contracts
11/02/2015	Bank of America Merrill Lynch	1 Month LIBOR plus a specified spread	DFL, Ltd. (b)	USD	$5,175,193	$65,258
12/03/2015	Bank of America Merrill Lynch	1 Month LIBOR plus a specified spread	BR Malls Participacoes SA (b)	USD	3,368,029	(209,231)
12/03/2015	Bank of America Merrill Lynch	1 Month LIBOR plus a specified spread	PDG Realty SA (b)	USD	2,009,891	17,984
12/07/2015	Bank of America Merrill Lynch	1 Month LIBOR plus a specified spread	Housing Development & Infrastructure, Ltd. (b)	USD	3,902,002	(549,238)
12/07/2015	Bank of America Merrill Lynch	1 Month LIBOR plus a specified spread	Housing Development & Infrastructure, Ltd. (b)	USD	726,992	(102,309)
03/28/2016	Bank of America Merrill Lynch	1 Month LIBOR plus a specified spread	Cyrela Brazil Realty SA Empreendimentos (b)	USD	299,882	13,163
04/04/2016	Bank of America Merrill Lynch	1 Month LIBOR plus a specified spread	Cyrela Brazil Realty SA Empreendimentos (b)	USD	466,490	25,906
04/04/2016	Bank of America Merrill Lynch	1 Month LIBOR plus a specified spread	Cyrela Brazil Realty SA Empreendimentos (b)	USD	765,407	33,368
04/04/2016	Bank of America Merrill Lynch	1 Month LIBOR plus a specified spread	Cyrela Brazil Realty SA Empreendimentos (b)	USD	320,157	26,938
04/05/2016	Bank of America Merrill Lynch	1 Month LIBOR plus a specified spread	Cyrela Brazil Realty SA Empreendimentos (b)	USD	311,827	21,184
04/06/2016	Bank of America Merrill Lynch	1 Month LIBOR plus a specified spread	Cyrela Brazil Realty SA Empreendimentos (b)	USD	251,550	19,598
04/19/2016	Bank of America Merrill Lynch	1 Month LIBOR plus a specified spread	All America Latina Logistica (b)	USD	41,621	(3,813)
04/19/2016	Bank of America Merrill Lynch	1 Month LIBOR plus a specified spread	Cyrela Brazil Realty SA Empreendimentos (b)	USD	189,567	18,126
04/19/2016	Bank of America Merrill Lynch	1 Month LIBOR plus a specified spread	PDG Realty SA (b)	USD	198,210	36,632
04/20/2016	Bank of America Merrill Lynch	1 Month LIBOR plus a specified spread	All America Latina Logistica (b)	USD	213,562	(22,757)
04/25/2016	Bank of America Merrill Lynch	1 Month LIBOR plus a specified spread	All America Latina Logistica (b)	USD	1,577,522	(218,850)

33

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*
March 31, 2015

						Unrealized
Expiration					Notional	Appreciation/
Date	Counterparty	Pay	Receive	Currency	Amount	(Depreciation)
04/25/2016	Bank of America Merrill Lynch	1 Month LIBOR plus a specified spread	All America Latina Logistica (b)	USD	$82,819	$(11,624)
04/25/2016	Bank of America Merrill Lynch	1 Month LIBOR plus a specified spread	All America Latina Logistica (b)	USD	197,421	(19,100)
04/25/2016	Bank of America Merrill Lynch	1 Month LIBOR plus a specified spread	PDG Realty SA (b)	USD	99,440	11,340
04/25/2016	Bank of America Merrill Lynch	1 Month LIBOR plus a specified spread	PDG Realty SA (b)	USD	272,697	6,245
04/25/2016	Bank of America Merrill Lynch	1 Month LIBOR plus a specified spread	PDG Realty SA (b)	USD	148,977	4,170
04/26/2016	Bank of America Merrill Lynch	1 Month LIBOR plus a specified spread	All America Latina Logistica (b)	USD	837,197	(59,628)
						(896,638)

						$(896,638)

ADR	American Depositary Receipt
ASE	American Stock Exchange
AUD	Australian Dollar
CVA	Certification Van Aandelen
EN	Euronext
ETF	Exchange-Traded Fund
FHLMC	Freddie Mac
FNMA	Fannie Mae
FRN	Floating Rate Note. Rate disclosed represents the effective rate as of March 31, 2015.
FTSE	Financial Times Stock Exchange
GDR	Global Depositary Receipt
GNMA	Ginnie Mae
IO	Interest-Only Security
ISE	Italian Stock Exchange
JSE	Johannesburg Stock Exchange
LIBOR	London Interbank Offered Rate
LSE	London Stock Exchange
MTF	Multilateral Trading Facility
NV	Naamloze Vennootschap
NYSE	New York Stock Exchange
OTC	Over-the-Counter
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipts
SEHK	Stock Exchange of Hong Kong
SPADR	Sponsored ADR
SPGDR	Sponsored GDR
STEP	A bond that pays an initial coupon rate for the first period, and a higher coupon rate for the following periods.
UNIT	A security with an attachment to buy shares, bonds, or other types of securities at a specific price before a predetermined date.
USD	US Dollar
VRN	Variable Rate Note. Rate disclosed represents the effective rate as of March 31, 2015.
VVPR	Verminderde Voorheffing Précompte Réduit (France dividend coupon)

*	Approximately 13.82% of the fund's total investments are maintained to cover "senior securities transactions" which may include, but are not limited to forwards, TBAs, options, and futures. These securities are marked-to-market daily and reviewed against the value of the fund's "senior securities" holdings to maintain proper coverage for the transactions.
(a)	Non income-producing security.

34

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*
March 31, 2015

(b)	Illiquid Security. An illiquid security is a security that cannot be disposed of within seven days in the ordinary course of business at approximately the amount the fund has valued such security for the purposes of calculating the fund's net asset value.
(c)	Security is valued in good faith under procedures established by the board of trustees. The aggregate amount of securities fair valued amounts to $1,016,848,869, which represents 17.7% of the fund's net assets.
(d)	Restricted Securities. The following restricted securities were held by the fund as of March 31, 2015, and were valued in accordance with the Valuation of Investments as described in Note 2. Such securities generally may be sold only in a privately negotiated transaction with a limited number of purchasers. The fund will bear any costs incurred in connection with the disposition of such securities. The fund monitors the acquisition of restricted securities and, to the extent that a restricted security is illiquid, will limit the purchase of such a restricted security, together with other illiquid securities held by the fund, to no more than 15% of the fund's net assets. All of the below securities are illiquid, with the exception of Canyon Value Realization Fund, LP and SummerHaven Commodity Offshore Fund, Ltd. TIP’s valuation committee has deemed 10% of Canyon Value Realization Fund, LP and 5% of SummerHaven Commodity Offshore Fund, Ltd. to be illiquid in accordance with procedures approved by the TIP board of trustees. The below list does not include securities eligible for resale without registration pursuant to Rule 144A under the Securities Act of 1933 that may also be deemed restricted.

Private Investment Funds	Investment Strategy	Date of Acquisition	Cost	Value
Canyon Value Realization Fund, LP	Multi-Strategy	12/31/97 - 04/03/06	$23,797,936	$74,837,079
Convexity Capital Offshore, LP	Relative Value	02/16/06 - 04/01/13	72,000,000	72,117,395
Farallon Capital Institutional Partners, LP	Multi-Strategy	04/01/95 - 01/01/13	117,746,138	181,404,684
Hudson Bay International, Ltd.	Relative Value	07/01/14	180,000,000	177,006,537
Lansdowne Developed Markets Fund, Ltd.	Long-Short Global	06/01/06 - 04/01/13	106,000,000	179,788,309
Lone Cascade, LP, Class J	Global Equity	01/03/12 - 01/01/13	17,456,184	30,097,863
Lone Picea, LP, Class E	Long-Short Global	01/02/09 - 01/02/14	4,377,877	5,453,271
Lone Redwood, LP	Long-Short Global	12/29/98	2,642,691	14,875,011
OZ Domestic Partners, LP	Multi-Strategy	09/30/03	782,078	514,174
QVT Onshore, LP	Multi-Strategy	03/01/12	59,961,981	73,237,005
SummerHaven Commodity Offshore Fund, LP	Commodity Futures	09/30/14 - 11/14/14	210,000,000	181,788,638
				991,119,966
Common Stock
AMR Corp.		12/09/13	—	531,057
Warrants
Northern Dynasty Minerals Ltd.		12/30/14	2,019,988	2,125,960
Total (17.3% of Net Assets)				$993,776,983

(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid in accordance with procedures approved by the board of trustees.
(f)	Security in default.
(g)	Security or a portion thereof is held as collateral by the counterparty for reverse repurchase agreements. See Note 5 to the Notes to Schedule of Investments.
(h)	Security or a portion thereof is held as initial margin for financial futures.
(i)	Portfolio holdings information of the Private Investment Funds is not available as of March 31, 2015. These positions are therefore grouped into their own industry classification.
(j)	Treasury bills and discount notes do not pay interest, but rather are purchased at a discount and mature at the stated principal amount.

35

TIFF MULTI-ASSET FUND NOTES TO SCHEDULE OF INVESTMENTS (UNAUDITED)	March 31, 2015

1.	Organization

TIFF Investment Program ("TIP") is a no-load, open-end management investment company that seeks to improve the net investment returns of its members through two investment vehicles, each with its own investment objective and policies. TIP was originally incorporated under Maryland law on December 23, 1993, and was reorganized, effective December 16, 2014, as a Delaware statutory trust. As of March 31, 2015, TIP, consisted of two mutual funds. TIFF Multi-Asset Fund ("MAF" or "the fund") and TIFF Short-Term Fund ("STF"), each of which is diversified, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). The schedule of investments and notes presented here relate only to MAF.

Investment Objective

The fund's investment objective is to attain a growing stream of current income and appreciation of principal that at least offset inflation.

2.	Summary of Significant Accounting Policies

The fund operates as a diversified investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The preparation of financial statements in conformity with US generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the reported amounts of increases and decreases in net assets from operations during the reported period, and disclosure of contingent assets and liabilities at the date of the financial statements. Actual results could differ from these estimates.

Valuation of Investments

Generally, the following valuation policies are applied to securities for which market quotations are readily available. Securities listed on a securities exchange or traded on the National Association of Securities Dealers National Market System ("NASDAQ") for which market quotations are readily available are valued at their last quoted sales price on the principal exchange on which they are traded or at the NASDAQ official closing price, respectively, on the valuation date or, if there is no such reported sale on the valuation date, at the most recently quoted bid price, or asked price in the case of securities sold short. Debt securities are valued at prices that reflect broker/dealer-supplied valuations or are obtained from independent pricing services, which consider such factors as security prices, yields, maturities, and ratings, and are deemed representative of market values at the close of the market. Over-the-counter ("OTC") stocks not quoted on NASDAQ and foreign stocks that are traded OTC are normally valued at prices supplied by independent pricing services if those prices are deemed representative of market values at the close of the first session of the New York Stock Exchange. Short-term debt securities having a remaining maturity of 60 days or less are valued at amortized cost, which approximates fair value, and short-term debt securities having a remaining maturity of greater than 60 days are valued at their market value. Exchange-traded and OTC options and futures contracts are valued at the last posted settlement price or, if there were no sales that day for a particular position, at the closing bid price (closing ask price in the case of open short futures and written option sales contracts). Forward foreign currency exchange contracts are valued at their respective fair market values. Investments in other open-end funds or trusts are valued at their closing net asset value per share on valuation date, which represents their redeemable value. The fund has established a pricing hierarchy to determine the order of pricing sources utilized in valuing its portfolio holdings. The pricing hierarchy has been approved by the TIP board of trustees.

The fund employs a fair value model to adjust prices to reflect events affecting the values of certain portfolio securities that occur between the close of trading on the principal market for such securities (foreign exchanges and OTC markets) and the time at which the net asset value of the fund is determined. If the fund's valuation committee believes that a particular event would materially affect net asset value, further adjustment is considered.

MAF invests in private investment funds that pursue certain alternative investment strategies. Private investment fund interests held by MAF are generally securities for which market quotations are not readily available. Rather, such interests generally can be sold back to the private investment fund only at specified intervals or on specified dates. The TIP board of trustees has approved valuation procedures pursuant to which MAF values its interests in private investment funds at "fair value." If a private investment fund does not provide a value to MAF on a timely basis, MAF determines the fair value of that private investment fund based on the most recent estimated value provided by the management of the private investment fund, as well as any other relevant information reasonably available at the time MAF values its portfolio including, for example, total returns of indices or exchange-traded funds that track markets to which the private investment fund may be exposed. The fair values of the private investment funds are based on available information and do not necessarily represent the amounts that might ultimately be realized, which depend on future circumstances and cannot be reasonably determined until the investment is actually liquidated. Fair value is intended to represent a good faith approximation of the amount that MAF could reasonably expect to receive from the private investment fund if MAF's interest in the private investment fund was sold at the time of valuation, based on information reasonably available at the time valuation is made and that MAF believes is reliable.

Securities for which market quotations are not readily available or for which available prices are deemed unreliable are valued at their fair value as determined in good faith under procedures established by TIP’s board of trustees. Such procedures use fundamental valuation methods, which may include, but are not limited to, the analysis of the effect of any restrictions on the resale of the security, industry analysis and trends, significant changes in the issuer’s financial position, and any other event which could have a significant impact on the value of the security. Determination of fair value involves subjective judgment as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction, and the difference between the recorded fair value and the value that would be received in a sale could be significant.

Fair value is defined as the price that the fund could reasonably expect to receive upon selling an asset or pay to transfer a liability in a timely transaction to an independent buyer in the principal or most advantageous market for the asset or liability, respectively. A three-tier hierarchy is utilized to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical assets and liabilities

Level 2 – other significant observable inputs (including quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the fund’s own assumptions in determining the fair value of assets and liabilities)

TIFF Multi-Asset Fund
Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*+	$1,491,786,682	$1,385,121,718	$531,057	$2,877,439,457
Participation Notes*	—	9,855,857	—	9,855,857
Corporate Bonds+	—	—	—	—
Asset-Backed Securities	—	54,670,679	—	54,670,679
Mortgage-Backed Securities	—	91,573,910	—	91,573,898
US Treasury Bonds/Notes	726,176,470	—	—	726,176,470
Exchange-Traded Funds	386,459,056	—	—	386,459,056
Private Investment Funds	—	—	991,119,966	991,119,966
Publicly Traded Limited Partnerships	5,406,678	—	—	5,406,678
Preferred Stocks*	2,661,568	13,685,078	—	16,346,646
Rights*	—	162,492	—	162,492
Warrants	—	2,125,960	—	2,125,960
Short-Term Investments	663,767,096	—	—	663,767,096
Total Investments in Securities	3,276,257,550	1,557,195,694	991,651,023	5,825,104,255
Financial Futures Contracts - Interest Rate Risk	24,566	—	—	24,566
Financial Futures Contracts - Equity Risk	69,782	—	—	69,782
Swap Contracts - Equity Risk	—	299,912	—	299,912
Total Other Financial Instruments	94,348	299,912	—	394,260
Total Assets	$3,276,351,898	$1,557,495,606	$991,651,023	$5,825,498,515
Liabilities
Common Stocks Sold Short*	$(76,712,519)	$(38,774,220)	$—	$(115,486,739)
Financial Futures Contracts - Interest Rate Risk	(4,316,014)	—	—	(4,316,014)
Financial Futures Contracts - Foreign Currency Risk	(809,325)	—	—	(809,325)
Forward Currency Contracts - Foreign Currency Risk	(343)	—	—	(343)
Swap Contracts - Equity Risk	—	(1,196,550)	—	(1,196,550)
Total Other Financial Instruments	(5,125,682)	(1,196,550)	—	(6,322,232)
Total Liabilities	$(81,838,201)	$(39,970,770)	$—	$(121,808,971)

*	Securities categorized as Level 2 primarily include listed foreign equities or participation notes whose values have been adjusted with factors to reflect changes to foreign markets after market close.
+	There are securities in this category that have a market value of zero and are categorized as Level 3.

The fund recognizes transfers into and transfers out of the valuation levels at the beginning of the reporting period. The fund had no transfers between Level 1 and Level 2 of the fair value hierarchy during the period ended March 31, 2015.

The following is a reconciliation of investments in securities for which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of December 31, 2014	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers in to Level 3	Transfers out of Level 3	Balance as of March 31, 2015	Net Change in Unrealized Appreciation (Depreciation) from Investments still held as of 03/31/15 for the period ended 03/31/15
Common Stocks*	$538,867	$-	$(7,810)	$-	$-	$-	$-	$531,057	$(7,810)
Private Investment Funds	992,325,280	-	(1,205,314)		-	-	-	991,119,966	(1,205,314)
Corporate Bonds*	-	-	-	-	-	-	-	-	-

Total	$992,864,147	$-	$(1,213,124)	$-	$-	$-	$-	$991,651,023	$(1,213,124)

* There are Common Stocks and Corporate Bonds categorized as Level 3 that have a market value of zero.

Securities designated as Level 3 in the fair value hierarchy are valued using methodologies and procedures established by the TIP board of trustees, and the TIP Valuation Committee, which was established to serve as an agent of the Board. Management is responsible for the execution of these valuation procedures. Transfers to/from, or additions to, Level 3 require a determination of the valuation methodology, including the use of unobservable inputs, by the TIP Valuation Committee.

The TIP Valuation Committee meets no less than quarterly to review the methodologies and significant unobservable inputs currently in use, and to adjust the pricing models as necessary. Any adjustments to the pricing models are documented in the minutes of the TIP Valuation Committee meetings, which are provided to the TIP board of trustees on a quarterly basis.

The following is a summary of the procedures and significant unobservable inputs used in Level 3 investments:

Common Stocks and Corporate Bonds. Securities for which market quotations are not readily available or for which available prices are deemed unreliable are valued at their fair value as determined in good faith under procedures established by the TIP board of trustees. Such procedures use fundamental valuation methods, which may include, but are not limited to, an analysis of the effect of any restrictions on the resale of the security, industry analysis and trends, significant changes in the issuer's financial position, and any other event which could have a significant impact on the value of the security. On a quarterly basis, the TIP Valuation Committee reviews the valuations in light of current information available about the issuer, security or market trends to adjust the pricing models, if deemed necessary.

Private Investment Funds. Private investment funds are valued at fair value using net asset values received on monthly statements, adjusted for the most recent estimated value or performance provided by the management of the private investment fund. In most cases, values are adjusted further by the total returns of indices or exchange-traded funds that track markets to which the private investment fund is fully or partially exposed, as determined by the TIP Valuation Committee upon review of information provided by the private investment fund. On a quarterly basis, the TIP Valuation Committee compares the valuations as determined by the pricing models at each month-end during the quarter to statements provided by management of the private investment funds in order to recalibrate the market exposures, the indices or exchange-traded funds used in the pricing models as necessary.

The valuation techniques and significant observable inputs used in recurring Level 3 fair value measurements of assets were as follows:

As of March 31, 2015	Fair Value	Valuation Methodology	Significant Unobservable Inputs	Range	Weighted Average
Common Stocks and Corporate Bonds	$—	Last market price	Discount(%)	100%	100%
	531,057	Corporate action model	Future claim awards	—	—
Private Investment Funds	991,119,966	Adjusted net asset value	Manager estimates	(3.79)% - 2.14%	(0.55)%
			Market returns*	(1.91)% - 0.19%	(0.44)%

* Weighted by estimated exposure to chosen indices or exchange-traded funds.

The following are descriptions of the sensitivity of the Level 3 reoccurring fair value measurements to changes in the significant unobservable inputs presented in the table above:

Common Stocks and Corporate Bonds. The technique and unobservable inputs in the above chart reflect the technique and significant unobservable inputs of securities held at period end. The discount for lack of marketability used to determine fair value may include other factors such as liquidity or credit risk. An increase (decrease) in the discount would result in a lower or higher fair value measurement.

Private Investment Funds. The range of management estimates and market returns reflected in the above chart identify the range of estimates and returns used in valuing the private investment funds at period end. A significant increase (decrease) in the estimates received from the management of the private investment funds would result in a significantly higher or lower fair value measurement. A significant increase (decrease) in the market return weighted by estimated exposures to chosen indices would result in a significantly higher or lower fair value measurement.

The table below details the fund’s ability to redeem from private investment funds that are classified as Level 3 assets. The private investment funds in this category generally impose a "lockup" or "gating" provision, which may restrict the timing, amount, or frequency of redemptions. All or a portion of the interests in these privately offered funds generally are deemed to be illiquid.

	Fair Value	Redemption Frequency	Redemption Notice Period
Multi-Strategy (a)(b)	$329,992,942	daily, quarterly, annually	2-65 days
Relative Value (c)	249,123,932	quarterly, semi-annually	65-90 days
Long-Short Global (d)	200,116,591	monthly	30-90 days
Commodity Futures (e)	181,788,638	daily	1 day
Global Equity (f)	30,097,863	quarterly	30 days
Total	$991,119,966

(a)	This strategy entails the construction of portfolios primarily comprising capital allocated to various strategies based on risk and return profiles.
(b)	This strategy includes $514,174 of illiquid investments in liquidation. The fund expects to receive distributions on a bi-monthly basis over the next one to three years.
(c)	This strategy entails the construction of portfolios seeking to exploit price differences between similar securities through both long and short positions.
(d)	This strategy entails the construction of portfolios primarily comprising long and short positions in global common stocks.
(e)	This strategy entails the construction of portfolios that seek exposure to the commodities markets primarily through futures contracts.
(f)	This strategy entails the construction of portfolios primarily comprising long positions in global common stocks.

3.	Derivatives and Other Financial Instruments

During the period ended March 31, 2015, the fund invested in derivatives, such as but not limited to futures and total return swaps for hedging, liquidity, index exposure, and active management strategies. Derivatives are used for "hedging" when TIFF Advisory Services, Inc. ("TAS") or a money manager seeks to protect the fund’s investments from a decline in value. Derivative strategies are also used when TAS or a money manager seeks to increase liquidity, implement a cash management strategy, invest in a particular stock, bond or segment of the market in a more efficient or less expensive way, modify the effective duration of the fund’s portfolio investments and/or for purposes of total return. Depending on the purpose for which the derivative instruments are being used, the successful use of derivative instruments may depend on, among other factors, TAS or the money manager's ability to predict and understand relevant market movements.

Cover for Strategies Using Derivative Instruments

Transactions using derivative instruments, including futures contracts and swaps, expose the fund to an obligation to another party and may give rise to a form of leverage. It is the fund's policy to segregate assets to cover derivative transactions that might be deemed to create leverage under Section 18 of the 1940 Act. In that regard, the fund will not enter into any such transactions unless it has covered such transactions by owning and segregating either (1) an offsetting ("covered") position in securities, currencies, or other derivative instruments or (2) cash and/or liquid securities with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (1) above. When the fund is required to segregate cash or liquid securities, it will instruct its custodian as to which cash holdings or liquid assets are to be marked on the books of the fund or its custodian as segregated for purposes of Section 18 of the 1940 Act. The fund will monitor the amount of these segregated assets on a daily basis and will not enter into additional transactions that would require the segregation of cash or liquid securities unless the fund holds a sufficient amount of cash or liquid securities that can be segregated.

Financial Futures Contracts

The fund uses futures contracts primarily in three ways: (1) to gain long-term exposures, both long and short, to the total returns of broad equity indices, primarily in developed markets; (2) to gain long-term exposures, both long and short, to the returns of non-dollar currencies relative to the US dollar; and (3) to manage the duration of the fund's fixed income holdings to targeted levels. While trades here may be opportunistic in order to rebalance or otherwise adjust the fund's exposures, generally the fund's holdings of futures at the end of the period are indicative of the types, number, and magnitude of positions held throughout the period. The fund's trading in futures tends to be centered around the quarterly roll periods and within the duration-hedging activities.

Futures contracts involve varying degrees of risk. Such risks include the imperfect correlation between the price of a derivative and that of the underlying security and the possibility of an illiquid secondary market for these securities. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instrument at a set price for delivery at a future date. At the time a futures contract is purchased or sold, the fund must allocate cash or securities as a deposit payment ("initial margin"). An outstanding futures contract is valued daily, and the payment in cash of "variation margin" will be required, a process known as ‘‘marking to the market.’’ Each day the fund will be required to provide (or will be entitled to receive) variation margin in an amount equal to any decline (in the case of a long futures position) or increase (in the case of a short futures position) in the contract’s value since the preceding day. The daily variation margin is recorded as a receivable or payable on the Statement of Assets and Liabilities. When the contracts are closed, a realized gain or loss is recorded as net realized gain (loss) from financial futures contracts in the Statement of Operations, equal to the difference between the opening and closing values of the contracts.

US futures contracts have been designed by exchanges that have been designated as "contract markets" by the Commodity Futures Trading Commission ("CFTC") and such contracts must be executed through a futures commission merchant or brokerage firm that is a member of the relevant contract market. Futures contracts trade on a number of exchange markets, and through their clearing corporations the exchanges guarantee performance of the contracts as between the clearing members of the exchange, thereby reducing the risk of counterparty default. Securities designated as collateral for market value on futures contracts are noted in the Schedule of Investments.

Swap Contracts

The fund uses swaps primarily in two ways: (1) to gain long-term exposures, both long and short, to the total returns of broad equity indices; and (2) to gain short- or long-term exposure, both long and short, to the total returns of individual stocks and bonds. While swaps falling into the first category are often held for multiple quarters, if not years, swaps in the second category can at times be held for shorter time periods or adjusted frequently based on the managers' evolving views of the expected risk/reward of the trade. The fund's holdings of swaps at the end of the period are indicative of the types of positions held throughout the period.

Generally, swap agreements are contracts between a fund and another party (the swap counterparty) involving the exchange of payments on specified terms over periods ranging from a few days to multiple years. A swap agreement may be negotiated bilaterally and traded OTC between the two parties (for an uncleared swap) or, in some instances, must be transacted through a Futures Commission Merchant and cleared through a clearinghouse that serves as a central counterparty (for a cleared swap). In a basic swap transaction, the fund agrees with the swap counterparty to exchange the returns (or differentials in rates of return) and/or cash flows earned or realized on a particular “notional amount” or value of predetermined underlying reference instruments. The notional amount is the set dollar or other value selected by the parties to use as the basis on which to calculate the obligations that the parties to a swap agreement have agreed to exchange. The parties typically do not actually exchange the notional amount. Instead they agree to exchange the returns that would be earned or realized if the notional amount were invested in given investments or at given interest rates. Examples of returns that may be exchanged in a swap agreement are those of a particular security, a particular fixed or variable interest rate, a particular non-US currency, or a “basket” of securities representing a particular index. Swaps can also be based on credit and other events.

A fund will generally enter into swap agreements on a net basis, which means that the two payment streams that are to be made by the fund and its counterparty with respect to a particular swap agreement are netted out, with the fund receiving or paying, as the case may be, only the net difference in the two payments. The fund’s obligations (or rights) under a swap agreement that is entered into on a net basis will generally be the net amount to be paid or received under the agreement based on the relative values of the obligations of each party upon termination of the agreement or at set valuation dates. The fund will accrue its obligations under a swap agreement daily (offset by any amounts the counterparty owes the fund). If the swap agreement does not provide for that type of netting, the full amount of the fund’s obligations will be accrued on a daily basis.

Upon entering into a swap agreement, the fund may be required to pledge to the swap counterparty an amount of cash and/or other assets equal to the total net amount (if any) that would be payable by the fund to the counterparty if the swap were terminated on the date in question, including any early termination payments. In certain circumstances, the fund may be required to pledge an additional amount, known as an independent amount, which is typically equal to a specified percentage of the notional amount of the trade. Likewise, the counterparty may be required to pledge cash or other assets to cover its obligations to the fund, net of the independent amount, if any. However, the amount pledged may not always be equal to or more than the amount due to the other party. Therefore, if a counterparty defaults in its obligations to the fund, the amount pledged by the counterparty and available to the fund may not be sufficient to cover all the amounts due to the fund and the fund may sustain a loss. This risk will be greater if an independent amount applies.

Cleared swaps are subject to mandatory central clearing. Central clearing is designed to reduce counterparty credit risk and increase liquidity compared to bilateral swaps because central clearing interposes the central clearinghouse as the counterparty to each participant’s swap, but it does not eliminate those risks completely and may involve additional costs and risks not involved with uncleared swaps.

The fund records a net receivable or payable for the amount expected to be received or paid in the period. Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation (depreciation) on investments. The swap is valued at fair market value as determined by valuation models developed and approved in accordance with the fund’s valuation procedures. Swap contracts may also involve market risk in excess of the unrealized gain or loss reflected in the fund’s Statement of Assets and Liabilities. In addition, the fund could be exposed to risk if the counterparties are unable to meet the terms of the contract or if the value of foreign currencies change unfavorably to the US dollar.

Equity or Total Return Swaps. An equity swap or total return swap is an agreement between two parties under which the parties agree to make payments to each other so as to replicate the economic consequences that would apply had a purchase or short sale of the underlying security taken place. For example, one party agrees to pay the other party the total return earned or realized on the notional amount of an underlying equity security and any dividends declared with respect to that equity security. Similarly, such payments may be based on the performance of an index. In return the other party would make payments, typically at a spread to a floating rate, calculated based on the notional amount.

Options

The fund generally uses options to hedge a portion (but not all) of the downside risk in its long or short equity and equity relative value positions and also opportunistically to generate total returns. The fund may also engage in writing options, for example, to express a long view on a security. When writing a put option, the risk to the fund is equal to the notional value of the position. The fund did not hold options during the period.

Generally, an option is a contract that gives the purchaser of the option, in return for the premium paid, the right to buy a specified security, currency or other instrument (an "underlying instrument") from the writer of the option (in the case of a call option), or to sell a specified security, currency, or other instrument to the writer of the option (in the case of a put option) at a designated price during the term of the option or at the expiration date of the option. Put and call options that the fund purchases may be traded on a national securities exchange or in the OTC market. All option positions entered into on a national securities exchange are cleared and guaranteed by the Options Clearing Corporation, thereby reducing the risk of counterparty default. There can be no assurance that a liquid secondary market will exist for any option purchased.

As the buyer of a call option, the fund has a right to buy the underlying instrument (e.g., a security) at the exercise price at any time during the option period (for American style options) or at the expiration date (for European style options). The fund may enter into closing sale transactions with respect to call options, exercise them, or permit them to expire unexercised. As the buyer of a put option, the fund has the right to sell the underlying instrument at the exercise price at any time during the option period (for American style options) or at the expiration date (for European style options). Like a call option, the fund may enter into closing sale transactions with respect to put options, exercise them or permit them to expire unexercised. When buying options, the fund’s potential loss is limited to the cost (premium plus transaction costs) of the option.

As the writer of a put option, the fund retains the risk of loss should the underlying instrument decline in value. If the value of the underlying instrument declines below the exercise price of the put option and the put option is exercised, the fund, as the writer of the put option, will be required to buy the instrument at the exercise price. The fund will incur a loss to the extent that the current market value of the underlying instrument is less than the exercise price of the put option. However, the loss will be offset at least in part by the premium received from the sale of the put. If a put option written by the fund expires unexercised, the fund will realize a gain in the amount of the premium received. As the writer of a put option, the fund may be required to pledge cash and/or other liquid assets at least equal to the value of the fund’s obligation under the written put.

The fund may write "covered" call options, meaning that the fund owns the underlying instrument that is subject to the call or has cash and/or liquid securities with a value at all times sufficient to cover its potential obligations under the option. When the fund writes a covered call option, any underlying instruments that are held by the fund and are subject to the call option will be earmarked as segregated on the books of the fund or the fund’s custodian. A fund will be unable to sell the underlying instruments that are subject to the written call option until it either effects a closing transaction with respect to the written call, or otherwise satisfies the conditions for release of the underlying instruments from segregation, for example, by segregating sufficient cash and/or liquid assets necessary to enable the fund to purchase the underlying instrument in the event the call option is exercised by the buyer.

When the fund writes an option, an amount equal to the premium received by the fund is included in the fund’s Statement of Assets and Liabilities as a liability and subsequently marked to market to reflect the current value of the option written. These contracts may also involve market risk in excess of the amounts stated in the Statement of Assets and Liabilities. In addition, the fund could be exposed to risk if the counterparties are unable to meet the terms of the contract or if the value of foreign currencies change unfavorably to the US dollar. The current market value of a written option is the last sale price on the market on which it is principally traded. If the written option expires unexercised, the fund realizes a gain in the amount of the premium received. If the fund enters into a closing transaction, it recognizes a gain or loss, depending on whether the cost of the purchase is less than or greater than the premium received.

Forward Currency Contracts

The fund enters into forward currency contracts to manage the foreign currency exchange risk to which it is subject in the normal course of pursuing international investment objectives. The primary objective of such transactions is to protect (hedge) against a decrease in the US dollar equivalent value of its foreign securities or the payments thereon that may result from an adverse change in foreign currency exchange rates in advance of pending transaction settlements. The fund's holdings of forward currency contracts at the end of the period are indicative of the types of positions held throughout the period.

A forward currency contract is an agreement between two parties to buy or sell a specific currency for another at a set price on a future date, which is individually negotiated and privately traded by currency traders and their customers in the interbank market. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked-to-market daily, and the change in value is recorded by the fund as an unrealized gain or loss. The fund may either exchange the currencies specified at the maturity of a forward contract or, prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting forward contract. Closing transactions with respect to forward contracts are usually performed with the counterparty to the original forward contract. The gain or loss arising from the difference between the US dollar cost of the original contract and the value of the foreign currency in US dollars upon closing a contract is included in net realized gain (loss) from forward currency contracts on the Statement of Operations. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the fund’s Statement of Assets and Liabilities. In addition, the fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the US dollar.

Forward currency contracts held by the fund are fully collateralized by other securities, as disclosed in the accompanying Schedule of Investments. The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the corresponding forward currency contracts.

Short Selling

The fund sells securities it does not own in anticipation of a decline in the market price of such securities or in order to hedge portfolio positions. The fund generally will borrow the security sold in order to make delivery to the buyer. Upon entering into a short position, the fund records the proceeds as a deposit with broker for securities sold short in its Statement of Assets and Liabilities and establishes an offsetting liability for the securities or foreign currencies sold under the short sale agreement. The cash is retained by the fund’s broker as collateral for the short position. The fund must also post an additional amount of margin of 50% of the value of the short sale. Additional margin may be required as the value of the borrowed security fluctuates. The liability is marked-to-market while it remains open to reflect the current settlement obligation. Until the security or currency is replaced, the fund is required to pay the lender any dividend or interest earned. Such payments are recorded as expenses to the fund. When a closing purchase is entered into by the fund, a gain or loss equal to the difference between the proceeds originally received and the purchase cost is recorded in the Statement of Operations.

In "short selling," the fund sells borrowed securities or currencies which must at some date be repurchased and returned to the lender. If the market value of securities or currencies sold short increases, the fund may realize losses upon repurchase in amounts which may exceed the liability on the Statement of Assets and Liabilities. Further, in unusual circumstances, the fund may be unable to repurchase securities to close its short position except at prices significantly above those previously quoted in the market.

Further discussion of short selling US Government securities can be found in Note 5, Repurchase and Reverse Repurchase Agreements.

Interest Only Securities

The fund invests in interest only securities (IOs), which entitle the holder to the interest payments in a pool of mortgages, Treasury bonds, or other bonds. With respect to mortgage-backed IOs, if the underlying mortgage assets experience greater than anticipated prepayments of principal, a portfolio may fail to recoup fully its initial investment in an IO. The fair market value of these securities is volatile in response to changes in interest rates.

Derivative Disclosure

The following tables provide quantitative disclosure about fair value amounts of and gains and losses on the fund's derivative instruments grouped by contract type and primary risk exposure category, as of March 31, 2015. These derivatives are not accounted for as hedging instruments. The period-end notional amounts disclosed in the Schedule of Investments are representative of the fund's derivative activity throughout the reporting period.

The following table lists the fair values of the fund's derivative holdings as of March 31, 2015, grouped by contract type and risk exposure category.

Derivative Type	Interest Rate Risk	Foreign Currency Risk	Equity Risk	Total
Asset Derivatives

Rights	$—	$—	$162,492	$162,492
Warrants	—	—	2,125,960	2,125,960
Swap Contracts	—	—	299,912	299,912
Financial Futures Contracts	24,566	—	69,782	94,348
Total Value - Assets	$24,566	$—	$2,658,146	$2,682,712

Liability Derivatives

Swap Contracts	$—	$—	$(1,196,550)	$(1,196,550)
Forward Currency Contracts	—	(343)	—	(343)
Financial Futures Contracts	(4,316,014)	(809,325)	—	(5,125,339)
Total Value - Liabilities	$(4,316,014)	$(809,668)	$(1,196,550)	$(6,322,232)

4.	Federal Tax Information

For federal income tax purposes, the cost of investments owned at March 31, 2015, has been estimated since the final tax characteristic cannot be determined until fiscal year end. The cost of investments, the aggregate gross unrealized appreciation/(depreciation) and the net unrealized appreciation/(depreciation) on investment securities, other than proceeds from securities sold short, at March 31, 2015, are as follows:

Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)	Cost
$653,226,157	$(446,228,478)	$206,997,679	$5,617,249,588

The difference between the tax cost of investments and the cost of investments for US GAAP purposes is primarily due to the tax treatment of wash sale losses, income/losses from underlying partnerships, distributions from real estate investment trusts and mark-to-market of investments in passive foreign investment companies.

Dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from US GAAP. These "book/tax" differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital account based on their federal tax-basis treatment; temporary differences do not require reclassification.

The amount and character of tax basis distributions and composition of net assets are finalized at fiscal year end; accordingly, tax basis balances have not been determined as of March 31, 2015.

5.	Repurchase and Reverse Repurchase Agreements

The fund will engage in repurchase and reverse repurchase transactions under the terms of master repurchase agreements with parties approved by TAS or the relevant money manager.

In a repurchase agreement, the fund buys securities from a counterparty (e.g., typically a member bank of the Federal Reserve system or a securities firm that is a primary or reporting dealer in US Government securities) with the agreement that the counterparty will repurchase them at the same price plus interest at a later date. In certain instances, the fund may enter into repurchase agreements with one counterparty, but face another counterparty at settlement. Repurchase agreements may be characterized as loans secured by the underlying securities. Such transactions afford an opportunity for the fund to earn a return on available cash at minimal market risk, although the fund may be subject to various delays and risks of loss if the counterparty becomes subject to a proceeding under the US Bankruptcy Code or is otherwise unable to meet its obligation to repurchase the securities. In transactions that are considered to be collateralized fully, the securities underlying a repurchase agreement will be marked to market every business day so that the value of such securities is at least equal to the repurchase price thereof, including accrued interest. Certain transactions are not considered to be collateralized fully either because the value of the securities received from the counterparty is less than the repurchase price thereof or the fund elects to use the securities received for another purpose and therefore does not maintain a perfected security interest in the securities. In some instances, the collateral obtained as part of the repurchase agreement may then be borrowed to settle a short sale trade. Such transactions afford an opportunity for the fund to pay or receive the market return on the security received as collateral in the repurchase agreement. At the end of the repurchase agreement, the fund is obligated to return this borrowed collateral to the counterparty and thus will close out the short position by buying back the collateral in the market.

In a reverse repurchase agreement, the fund sells US Government securities and simultaneously agrees to repurchase them at an agreed-upon price and date. The difference between the amount the fund receives for the securities and the additional amount it pays on repurchase is deemed to be a payment of interest. Reverse repurchase agreements create leverage, a speculative factor, but will not be considered borrowings for the purposes of limitations on borrowings. When a fund enters into a reverse repurchase agreement, it must segregate on its or its custodian's books cash and/or liquid securities in an amount equal to the amount of the fund's obligation (cost) to repurchase the securities, including accrued interest.

If the counterparty defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the fund may incur a loss upon their disposition. In addition, although the Bankruptcy Code provides protection for most repurchase agreements (generally, those that are collateralized fully), in the event that the other party to a repurchase agreement becomes bankrupt, the fund may experience delay or be prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the fund seeks to assert this right. In addition, to the extent that the value of the securities received from the counterparty on a repurchase transaction is less than the repurchase price, the fund may suffer a loss of that amount in the event of the bankruptcy of the counterparty. Finally, it is possible that the fund may not be able to substantiate its interest in the underlying securities.

The difference between the amount the fund receives for the securities and the additional amount it pays on repurchase is deemed to be a payment of interest. Open reverse repurchase agreements at March 31, 2015, were as follows:

Description	Face Value
Barclays Capital, Inc., 0.50%, dated 03/31/15, to be repurchased on 04/01/15 at $83,200,087	$83,198,931

For the period ended March 31, 2015, the average balance outstanding was $69,529,725 and the average interest rate was 0.19%.

6.	Concentration of Risks

MAF may engage in transactions with counterparties, including but not limited to repurchase and reverse repurchase agreements, forward contracts, futures and options, participation notes and total return, credit default, interest rate, and currency swaps. The fund may be subject to various delays and risks of loss if the counterparty becomes insolvent or is otherwise unable to meet its obligations.

The fund engages multiple external money managers, each of which manages a portion of the fund's assets. A multi-manager fund entails the risk, among others, that the advisor may not be able to (1) identify and retain money managers who achieve superior investment returns relative to similar investments; (2) combine money managers in the fund such that their investment styles are complementary; or (3) allocate cash among the money managers to enhance returns and reduce volatility or risk of loss relative to a fund with a single manager.

The fund invests in private investment funds that entail liquidity risk to the extent they are difficult to sell or convert to cash quickly at favorable prices.

The fund invests in fixed income securities issued by banks and other financial companies, the market values of which may change in response to interest rate fluctuations. Although the fund generally maintains a diversified portfolio, the ability of the issuers of the fund’s portfolio securities to meet their obligations may be affected by changing business and economic conditions in a specific industry, state, or region.

The fund invests in US Government securities. Because of the rising US Government debt burden, it is possible that the US Government may not be able to meet its financial obligations or that securities issued or backed by the US Government may experience credit downgrades. Such a credit event may adversely affect the financial markets.

The fund invests in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States, a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries.

The fund invests in asset-backed and mortgage-backed securities. These investments may involve credit risk, prepayment risk, possible illiquidity and default, as well as increased susceptibility to adverse economic conditions.

7.	Subsequent Events

Management has evaluated the possibility of subsequent events and has determined that there are no material events that would require disclosure.

TIFF Short-Term Fund / schedule of investments (UNAUDITED)
March 31, 2015

	Principal
	Amount	Value

Investments — 98.9% of net assets

Short-Term Investments — 98.9%

Repurchase Agreement — 1.8%
Fixed Income Clearing Corp. issued on 03/31/15 (proceeds at maturity $1,992,922) (collateralized by US Treasury Notes, due 10/31/16 through 01/31/22 with a total par value of $2,060,000 and a total market value of $2,039,875) 0.000%, 04/01/15 (Cost $1,992,922)	$1,992,922	$1,992,922

US Treasury Bills (a) — 97.1%
US Treasury Bill, due on 06/04/15	4,000,000	3,999,892
US Treasury Bill, due on 06/11/15	22,000,000	21,999,230
US Treasury Bill, due on 06/18/15	10,000,000	9,999,670
US Treasury Bill, due on 06/25/15	3,000,000	2,999,895
US Treasury Bill, due on 07/02/15	4,000,000	3,999,668
US Treasury Bill, due on 08/20/15	2,000,000	1,999,510
US Treasury Bill, due on 09/03/15	15,000,000	14,994,840
US Treasury Bill, due on 09/17/15	16,000,000	15,992,496
US Treasury Bill, due on 09/24/15	20,000,000	19,989,000
US Treasury Bill, due on 10/01/15	2,000,000	1,998,610
US Treasury Bill, due on 12/10/15	8,000,000	7,990,584

Total US Treasury Bills (Cost $105,951,918)		105,963,395
Total Short-Term Investments (Cost $107,944,840)		107,956,317

Total Investments — 98.9% (Cost $107,944,840)		107,956,317

Other Assets in Excess of Liabilities — 1.1%		1,189,279

Net Assets — 100.0%		$109,145,596

(a)	Treasury bills do not pay interest, but rather are purchased at a discount and mature at the stated principal amount.

TIFF SHORT-TERM FUND	March 31, 2015
NOTES TO SCHEDULE OF INVESTMENTS
(UNAUDITED)

1.  Organization

TIFF Investment Program ("TIP") is a no-load, open-end management investment company that seeks to improve the net investment returns of its members through two investment vehicles, each with its own investment objective and policies. TIP was originally incorporated under Maryland law on December 23, 1993, and was reorganized, effective December 16, 2014, as a Delaware statutory trust. As of March 31, 2015, TIP, consisted of two mutual funds. TIFF Multi-Asset Fund ("MAF") and TIFF Short-Term Fund ("STF" or "the fund"), each of which is diversified, as defined in the Investment Company Act of 1940, as amended (the "1940 Act").  The schedule of investments and notes presented here relate only to STF.

Investment Objective

STF's investment objective is to attain as high a rate of current income as is consistent with ensuring that the fund’s risk of principal loss does not exceed that of a portfolio invested in six-month US Treasury bills.

2.  Summary of Significant Accounting Policies

The fund operates as a diversified investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946 Financial Services - Investment Companies.

The preparation of financial statements in conformity with US generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the reported amounts of increases and decreases in net assets from operations during the reported period, and disclosure of contingent assets and liabilities at the date of the financial statements. Actual results could differ from these estimates.

Valuation of Investments

Short-term debt securities having a remaining maturity of 60 days or less are valued at amortized cost, which approximates fair value, and short-term debt securities having a remaining maturity of greater than 60 days are valued at their market value.

Fair value is defined as the price that the fund would receive upon selling an asset or pay to transfer a liability in a timely transaction to an independent buyer in the principal or most advantageous market for the asset or liability, respectively. A three-tier hierarchy is utilized to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1	– quoted prices in active markets for identical assets and liabilities
Level 2	– other significant observable inputs (including quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk, etc.)
Level 3	– significant unobservable inputs (including the fund’s own assumptions in determining the fair value of assets and liabilities)

During the period ending March 31, 2015, all of the fund’s investments were valued using Level 1 inputs, and as a result, there were no transfers between any of the fair value hierarchy levels.

3.  Federal Tax Information

For federal income tax purposes, the cost of investments owned at March 31, 2015, has been estimated since the final tax characteristic cannot be determined until fiscal year end. The cost of investments, the aggregate gross unrealized appreciation/(depreciation) and the net unrealized appreciation/(depreciation) on investment securities, at March 31, 2015, are as follows:

Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)	Cost
$13,079	$(1,602)	$11,477	$107,944,840

Dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from US GAAP. These "book/tax" differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

The amount and character of tax basis distributions and composition of net assets are finalized at fiscal year end; accordingly, tax basis balances have not been determined as of March 31, 2015.

4.  Repurchase Agreements

The fund will engage in repurchase transactions with parties approved by TAS.

In a repurchase agreement, the fund buys securities from a counterparty (e.g., typically a member bank of the Federal Reserve system or a securities firm that is a primary or reporting dealer in US Government securities) with the agreement that the counterparty will repurchase them at the same price plus interest at a later date. In certain instances, the fund may enter into repurchase agreements with one counterparty, but face another counterparty at settlement. Repurchase agreements may be characterized as loans secured by the underlying securities. Such transactions afford an opportunity for the fund to earn a return on available cash at minimal market risk, although the fund may be subject to various delays and risks of loss if the counterparty becomes subject to a proceeding under the US Bankruptcy Code or is otherwise unable to meet its obligation to repurchase the securities. Securities pledged as collateral for repurchase agreements are held by the custodial bank until maturity of the repurchase agreements. Provisions of the repurchase agreements and the procedures adopted by the fund require that the market value of the collateral, including accrued interest thereon, be at least equal to the value of the securities sold or purchased in order to protect against loss in the event of default by the counterparty.

5.  Concentration of Risks

The fund may engage in transactions with counterparties, including but not limited to repurchase agreements. The fund may be subject to various delays and risks of loss if the counterparty becomes insolvent or is otherwise unable to meet its obligations.

The fund invests in US Government securities. Because of the rising US Government debt burden, it is possible that the US Government may not be able to meet its financial obligations or that securities issued or backed by the US Government may experience credit downgrades. Such a credit event may adversely affect the financial markets.

6.  Subsequent Events

Management has evaluated the possibility of subsequent events and has determined that there are no material events that would require disclosure.

Item 2. Controls and Procedures.

(a) The registrant's Chief Executive Officer and Chief Financial Officer concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 ( the "1940 Act") (17 CFR 270.30a-3(c)) were effective as of a date within 90 days prior to filing of this report (the "Evaluation Date"), based on their evaluation of the effectiveness of the registrant's disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)) as of the Evaluation Date.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certification of the Chief Executive Officer and Chief Financial Officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIFF Investment Program

By:	/s/ Richard J. Flannery
Richard J. Flannery, President and Chief Executive Officer

Date	5/28/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Richard J.Flannery
Richard J.Flannery, President and Chief Executive Officer

Date	5/28/15

By:	/s/ Dawn I. Lezon
Dawn I. Lezon, Treasurer and Chief Financial Officer

Date	5/28/15